UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2016

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT
APRIL 30, 2016

 AC Alternatives® Long Short Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2016
Types of Investments in Portfolio	% of net assets
Common Stocks	78.4%
Warrants	0.1%
Common Stocks Sold Short	(10.8)%
Exchange-Traded Funds Sold Short	(19.6)%
Temporary Cash Investments	19.6%
Other Assets and Liabilities	32.3%*
*Amount relates primarily to deposits with broker for securities sold short at period end.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$971.90	$15.54	3.17%
Institutional Class	$1,000	$971.30	$14.56	2.97%
A Class	$1,000	$970.40	$16.75	3.42%
C Class	$1,000	$966.90	$20.39	4.17%
R Class	$1,000	$968.90	$17.97	3.67%
R6 Class	$1,000	$972.60	$13.83	2.82%
Hypothetical
Investor Class	$1,000	$1,009.10	$15.84	3.17%
Institutional Class	$1,000	$1,010.09	$14.84	2.97%
A Class	$1,000	$1,007.86	$17.07	3.42%
C Class	$1,000	$1,004.13	$20.78	4.17%
R Class	$1,000	$1,006.61	$18.31	3.67%
R6 Class	$1,000	$1,010.84	$14.10	2.82%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 78.4%
Aerospace and Defense — 3.0%
Airbus Group SE	2,417	$151,138
General Dynamics Corp.(1)	141	19,813
Honeywell International, Inc.	3,098	354,009
L-3 Communications Holdings, Inc.(1)	57	7,497
Lockheed Martin Corp.(1)	2,274	528,432
Northrop Grumman Corp.(1)	93	19,182
Raytheon Co.	2,568	324,467
Textron, Inc.(1)	150	5,802
United Technologies Corp.	564	58,865
		1,469,205
Air Freight and Logistics — 1.1%
Deutsche Post AG	6,822	200,288
FedEx Corp.(1)	2,124	350,693
		550,981
Auto Components — 0.3%
Autoliv, Inc. SDR	1,215	147,214
Goodyear Tire & Rubber Co. (The)(1)	182	5,273
Johnson Controls, Inc.(1)	346	14,324
		166,811
Automobiles — 0.1%
Ford Motor Co.(1)	2,647	35,893
General Motors Co.(1)	1,085	34,503
		70,396
Banks — 6.8%
ABN AMRO Group NV CVA(3)	6,173	131,967
Banco Macro SA ADR(1)	670	41,962
Bank of America Corp.	54,842	798,500
Bank of the Ozarks, Inc.	7,488	309,254
BB&T Corp.(1)	538	19,034
BBVA Banco Frances SA ADR(1)	1,786	37,685
CIT Group, Inc.(1)	117	4,045
Citigroup, Inc.(1)	2,074	95,985
Citizens Financial Group, Inc.(1)	215	4,913
Comerica, Inc.(1)	121	5,372
Danske Bank A/S	9,531	269,520
Fifth Third Bancorp(1)	553	10,125
First Republic Bank(1)	98	6,891
Grupo Financiero Galicia SA ADR(1)	1,565	44,556
Huntington Bancshares, Inc.(1)	552	5,553
ING Groep NV CVA	13,421	164,358
JPMorgan Chase & Co.(1)	3,937	248,818
KBC Groep NV	2,635	147,934
KeyCorp(1)	584	7,177
M&T Bank Corp.(1)	110	13,015
Nordea Bank AB	7,887	76,558

	Shares	Value
PNC Financial Services Group, Inc. (The)(1)	356	$31,250
Regions Financial Corp.(1)	918	8,611
Signature Bank(3)	1,231	169,669
SunTrust Banks, Inc.(1)	354	14,776
U.S. Bancorp(1)	1,150	49,093
Wells Fargo & Co.(1)	3,232	161,535
Western Alliance Bancorp(3)	11,843	433,217
		3,311,373
Beverages — 3.8%
Coca-Cola Co. (The)(1)	7,036	315,213
Constellation Brands, Inc., Class A	7,114	1,110,211
Molson Coors Brewing Co., Class B(1)	4,780	457,111
		1,882,535
Biotechnology — 0.7%
Gilead Sciences, Inc.(1)	3,685	325,054
Capital Markets — 1.5%
Affiliated Managers Group, Inc.(3)	1,474	251,051
Bank of New York Mellon Corp. (The)(1)	683	27,484
BlackRock, Inc.(1)	58	20,667
Charles Schwab Corp. (The)(1)	229	6,506
E*Trade Financial Corp.(1)(3)	198	4,985
Franklin Resources, Inc.(1)	264	9,858
Goldman Sachs Group, Inc. (The)(1)	299	49,069
Invesco Ltd.(1)	7,220	223,892
Morgan Stanley(1)	1,064	28,792
Northern Trust Corp.(1)	160	11,373
OM Asset Management plc(1)	6,655	89,310
Raymond James Financial, Inc.(1)	88	4,591
State Street Corp.(1)	279	17,382
		744,960
Chemicals — 3.6%
Akzo Nobel NV	2,523	178,798
Celanese Corp.(1)	99	6,999
CF Industries Holdings, Inc.(1)	11,218	370,979
Dow Chemical Co. (The)(1)	662	34,828
E.I. du Pont de Nemours & Co.(1)	338	22,278
Eastman Chemical Co.(1)	76	5,805
Mosaic Co. (The)(1)	248	6,941
Sherwin-Williams Co. (The)(1)	3,397	975,992
Yara International ASA	4,130	165,367
		1,767,987
Commercial Services and Supplies — 0.1%
Republic Services, Inc.(1)	167	7,860
Waste Management, Inc.(1)	287	16,873
		24,733
Communications Equipment — 0.5%
Cisco Systems, Inc.	3,506	96,380
Harris Corp.(1)	70	5,601
Juniper Networks, Inc.(1)	221	5,171
Radware Ltd.(3)	5,738	61,971

	Shares	Value
Ruckus Wireless, Inc.(3)	4,534	$62,297
		231,420
Construction Materials — 0.6%
LafargeHolcim Ltd.	5,401	273,456
Martin Marietta Materials, Inc.(1)	40	6,769
Vulcan Materials Co.(1)	79	8,503
		288,728
Consumer Finance — 0.2%
Ally Financial, Inc.(1)(3)	315	5,610
American Express Co.(1)	485	31,733
Capital One Financial Corp.(1)	381	27,581
Discover Financial Services(1)	306	17,219
		82,143
Containers and Packaging†
WestRock Co.(1)	162	6,780
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(3)	1,190	173,121
CME Group, Inc.(1)	223	20,496
Intercontinental Exchange, Inc.(1)	891	213,867
Voya Financial, Inc.(1)	157	5,098
		412,582
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	3,579	138,937
Cellnex Telecom SAU	6,625	109,313
CenturyLink, Inc.(1)	394	12,194
Level 3 Communications, Inc.(1)(3)	180	9,407
Sunrise Communications Group AG	2,453	150,100
Telecom Argentina SA ADR(1)	2,104	39,387
Verizon Communications, Inc.(1)	204	10,392
		469,730
Electric Utilities — 1.3%
American Electric Power Co., Inc.(1)	348	22,098
Duke Energy Corp.(1)	488	38,445
Edison International(1)	5,761	407,360
Entergy Corp.(1)	128	9,623
Eversource Energy(1)	225	12,699
Exelon Corp.(1)	614	21,545
FirstEnergy Corp.(1)	295	9,614
Pampa Energia SA ADR(3)	1,724	35,273
PG&E Corp.(1)	342	19,904
PPL Corp.(1)	473	17,804
Southern Co. (The)(1)	638	31,964
Xcel Energy, Inc.(1)	354	14,171
		640,500
Electrical Equipment — 0.9%
ABB Ltd.	10,672	225,611
Eaton Corp. plc(1)	318	20,120
Emerson Electric Co.(1)	142	7,757
Prysmian SpA	7,251	170,954
		424,442

	Shares	Value
Electronic Equipment, Instruments and Components†
Corning, Inc.(1)	854	$15,944
Energy Equipment and Services — 0.8%
Baker Hughes, Inc.(1)	293	14,170
Halliburton Co.(1)	590	24,373
National Oilwell Varco, Inc.(1)	269	9,695
SBM Offshore NV	6,942	92,963
Schlumberger Ltd.	3,154	253,392
Weatherford International plc(1)(3)	534	4,341
		398,934
Food and Staples Retailing — 1.1%
Costco Wholesale Corp.(1)	1,597	236,563
CVS Health Corp.(1)	56	5,628
METRO AG	5,102	162,117
Sysco Corp.(1)	282	12,992
Wal-Mart Stores, Inc.	1,044	69,812
Walgreens Boots Alliance, Inc.(1)	492	39,006
		526,118
Food Products — 2.9%
Adecoagro SA(1)(3)	3,881	41,371
Archer-Daniels-Midland Co.(1)	443	17,693
Bunge Ltd.(1)	103	6,438
ConAgra Foods, Inc.(1)	249	11,095
J.M. Smucker Co. (The)(1)	1,986	252,182
Kraft Heinz Co. (The)	5,194	405,496
Mondelez International, Inc., Class A(1)	10,306	442,746
Nestle SA	3,401	253,489
Tyson Foods, Inc., Class A(1)	191	12,572
		1,443,082
Gas Utilities†
AGL Resources, Inc.(1)	84	5,532
Health Care Equipment and Supplies — 0.9%
Abbott Laboratories	1,018	39,600
Baxter International, Inc.(1)	138	6,103
Becton Dickinson and Co.	1,012	163,195
Boston Scientific Corp.(1)(3)	860	18,851
Medtronic plc	978	77,409
Sonova Holding AG	692	92,478
St. Jude Medical, Inc.(1)	85	6,477
Stryker Corp.(1)	116	12,645
Zimmer Biomet Holdings, Inc.(1)	112	12,966
		429,724
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(3)	3,185	201,260
Aetna, Inc.(1)	181	20,321
Anthem, Inc.(1)	146	20,553
DaVita HealthCare Partners, Inc.(1)(3)	87	6,429
Express Scripts Holding Co.(1)(3)	75	5,530
HCA Holdings, Inc.(1)(3)	2,557	206,145
Laboratory Corp. of America Holdings(1)(3)	46	5,765
Quest Diagnostics, Inc.(1)	98	7,367

	Shares	Value
Universal Health Services, Inc., Class B(1)	3,149	$420,958
		894,328
Hotels, Restaurants and Leisure — 1.1%
Arcos Dorados Holdings, Inc., Class A(3)	13,480	55,942
Carnival Corp.(1)	5,931	290,916
McDonald's Corp.	1,354	171,267
MGM Resorts International(1)(3)	290	6,177
Royal Caribbean Cruises Ltd.(1)	120	9,288
		533,590
Household Durables — 0.3%
Electrolux AB	3,962	114,956
Garmin Ltd.	349	14,878
Whirlpool Corp.(1)	50	8,707
		138,541
Household Products — 0.5%
Colgate-Palmolive Co.(1)	77	5,461
Kimberly-Clark Corp.(1)	52	6,510
Procter & Gamble Co. (The)	1,880	150,626
Svenska Cellulosa AB SCA, B Shares	2,504	78,857
		241,454
Industrial Conglomerates — 2.8%
Danaher Corp.(1)	4,804	464,787
General Electric Co.(1)	29,651	911,768
Roper Technologies, Inc.(1)	43	7,572
		1,384,127
Insurance — 1.2%
Aflac, Inc.(1)	296	20,415
Ageas	3,663	143,697
Alleghany Corp.(1)(3)	11	5,734
Allstate Corp. (The)(1)	283	18,409
American International Group, Inc.	910	50,796
Arch Capital Group Ltd.(1)(3)	86	6,062
Chubb Ltd.(1)	320	37,715
Cincinnati Financial Corp.(1)	114	7,525
Everest Re Group Ltd.(1)	31	5,732
FNF Group(1)	192	6,125
Hartford Financial Services Group, Inc. (The)(1)	293	13,003
Lincoln National Corp.(1)	175	7,604
Loews Corp.(1)	215	8,531
Markel Corp.(1)(3)	8	7,193
Marsh & McLennan Cos., Inc.(1)	149	9,409
MetLife, Inc.(1)	647	29,180
Principal Financial Group, Inc.(1)	201	8,579
Progressive Corp. (The)(1)	403	13,138
Prudential Financial, Inc.(1)	310	24,069
Swiss Life Holding AG	536	135,271
Torchmark Corp.(1)	87	5,037
Travelers Cos., Inc. (The)(1)	218	23,958
Unum Group(1)	173	5,918
XL Group plc(1)	213	6,972
		600,072

	Shares	Value
Internet and Catalog Retail — 2.0%
Amazon.com, Inc.(3)	687	$453,138
Priceline Group, Inc. (The)(3)	380	510,591
		963,729
Internet Software and Services — 5.9%
Alphabet, Inc., Class A(3)	404	285,983
Facebook, Inc., Class A(3)	8,250	970,035
MercadoLibre, Inc.	430	53,703
Rackspace Hosting, Inc.(3)	4,344	99,347
Tencent Holdings Ltd.	39,962	818,621
Yahoo!, Inc.(1)(3)	18,391	673,111
		2,900,800
IT Services — 0.4%
Amdocs Ltd.(1)	106	5,993
Automatic Data Processing, Inc.(1)	65	5,749
Computer Sciences Corp.(1)	1,886	62,483
CSRA, Inc.	3,125	81,125
Fidelity National Information Services, Inc.(1)	111	7,304
International Business Machines Corp.(1)	277	40,425
Xerox Corp.(1)	753	7,229
		210,308
Leisure Products†
Mattel, Inc.(1)	230	7,151
Life Sciences Tools and Services — 0.1%
Agilent Technologies, Inc.(1)	221	9,043
Thermo Fisher Scientific, Inc.(1)	182	26,254
		35,297
Machinery — 0.8%
Caterpillar, Inc.(1)	349	27,124
Deere & Co.(1)	192	16,149
Dover Corp.(1)	111	7,293
GEA Group AG	1,889	87,580
Ingersoll-Rand plc(1)	171	11,207
Parker-Hannifin Corp.(1)	53	6,149
Pentair plc(1)	124	7,202
Sandvik AB	10,746	110,264
SKF AB, B Shares	5,943	109,455
Stanley Black & Decker, Inc.(1)	96	10,744
		393,167
Marine — 0.3%
Kuehne + Nagel International AG	901	129,801
Media — 6.6%
Charter Communications, Inc., Class A(1)(3)	1,612	342,131
Comcast Corp., Class A(1)	10,829	657,970
Discovery Communications, Inc., Class A(3)	2,663	72,726
DISH Network Corp., Class A(1)(3)	14,559	717,613
JCDecaux SA	13,287	586,891
Liberty Braves Group, Class C(3)	13	194
Liberty Media Group, Class C(3)	34	612
Liberty SiriusXM Group, Class C(3)	139	4,451
Mediaset SpA	37,752	169,886

	Shares	Value
Thomson Reuters Corp.(1)	228	$9,378
Time Warner, Inc.(1)	8,929	670,925
Twenty-First Century Fox, Inc., Class A(1)	267	8,079
		3,240,856
Metals and Mining — 0.6%
Alcoa, Inc.(1)	911	10,176
Freeport-McMoRan, Inc.(1)	814	11,396
Newmont Mining Corp.(1)	374	13,079
Norsk Hydro ASA	25,341	110,248
Nucor Corp.(1)	217	10,802
ThyssenKrupp AG	6,373	148,210
		303,911
Multi-Utilities — 1.9%
Ameren Corp.(1)	173	8,304
CenterPoint Energy, Inc.(1)	303	6,499
CMS Energy Corp.(1)	195	7,933
Consolidated Edison, Inc.(1)	205	15,293
Dominion Resources, Inc.(1)	399	28,517
DTE Energy Co.(1)	128	11,412
Public Service Enterprise Group, Inc.(1)	363	16,745
SCANA Corp.(1)	102	7,006
Sempra Energy(1)	8,016	828,454
WEC Energy Group, Inc.(1)	222	12,923
		943,086
Multiline Retail — 0.7%
Dollar Tree, Inc.(3)	3,958	315,492
Kohl's Corp.(1)	139	6,158
Target Corp.(1)	421	33,469
		355,119
Oil, Gas and Consumable Fuels — 2.4%
Anadarko Petroleum Corp.(1)	359	18,941
Apache Corp.(1)	269	14,634
California Resources Corp.	49	108
Cheniere Energy, Inc.(1)(3)	170	6,610
Chevron Corp.(1)	1,302	133,038
Cimarex Energy Co.(1)	66	7,186
Concho Resources, Inc.(1)(3)	3,318	385,452
ConocoPhillips(1)	864	41,291
Devon Energy Corp.(1)	287	9,953
EOG Resources, Inc.(1)	351	29,000
EQT Corp.(1)	112	7,851
Exxon Mobil Corp.(1)	2,931	259,100
Hess Corp.(1)	179	10,672
HollyFrontier Corp.(1)	113	4,023
Kinder Morgan, Inc.(1)	1,239	22,005
Marathon Oil Corp.(1)	480	6,763
Marathon Petroleum Corp.(1)	341	13,326
Noble Energy, Inc.(1)	298	10,761
Occidental Petroleum Corp.	533	40,854
Phillips 66(1)	373	30,627
Pioneer Natural Resources Co.(1)	104	17,274

	Shares	Value
Spectra Energy Corp.(1)	471	$14,728
Tesoro Corp.(1)	83	6,614
Valero Energy Corp.(1)	350	20,604
YPF SA ADR(1)	1,938	39,051
		1,150,466
Personal Products — 0.4%
Unilever NV CVA	3,981	174,885
Pharmaceuticals — 6.1%
Allergan plc(1)(3)	3,570	773,119
Bayer AG	2,168	250,109
Bristol-Myers Squibb Co.(1)	5,110	368,840
Endo International plc(1)(3)	98	2,646
Johnson & Johnson	5,438	609,491
Merck & Co., Inc.	1,730	94,873
Perrigo Co. plc(1)	80	7,734
Pfizer, Inc.(1)	26,289	859,913
		2,966,725
Professional Services — 0.4%
Adecco SA	2,794	179,849
Real Estate Investment Trusts (REITs) — 1.0%
Annaly Capital Management, Inc.(1)	662	6,898
AvalonBay Communities, Inc.(1)	91	16,088
Equity Residential(1)	253	17,222
Essex Property Trust, Inc.(1)	45	9,920
General Growth Properties, Inc.(1)	403	11,296
HCP, Inc.(1)	317	10,724
Host Hotels & Resorts, Inc.(1)	538	8,511
Kimco Realty Corp.(1)	283	7,958
Macerich Co. (The)(1)	106	8,065
National Retail Properties, Inc.	3,533	154,604
ProLogis, Inc.(1)	361	16,393
Public Storage(1)	592	144,928
Realty Income Corp.(1)	170	10,064
SL Green Realty Corp.(1)	68	7,145
UDR, Inc.(1)	178	6,216
Ventas, Inc.(1)	228	14,163
Vornado Realty Trust(1)	130	12,445
Welltower, Inc.(1)	134	9,302
Weyerhaeuser Co.(1)	312	10,021
		481,963
Real Estate Management and Development — 0.6%
Deutsche Wohnen AG	3,405	104,276
Realogy Holdings Corp.(1)(3)	2,740	97,928
Vonovia SE	3,405	114,569
		316,773
Road and Rail — 0.3%
CSX Corp.(1)	492	13,417
Kansas City Southern(1)	74	7,011
Norfolk Southern Corp.(1)	203	18,292
Old Dominion Freight Line, Inc.(3)	1,374	90,753
		129,473

	Shares	Value
Semiconductors and Semiconductor Equipment — 1.6%
Applied Materials, Inc.(1)	343	$7,021
ASML Holding NV	999	96,546
Broadcom Ltd.	153	22,300
Intel Corp.(1)	2,979	90,204
Maxim Integrated Products, Inc.(1)	129	4,608
Micron Technology, Inc.(1)(3)	659	7,084
NVIDIA Corp.(1)	369	13,110
QUALCOMM, Inc.	1,054	53,248
Taiwan Semiconductor Manufacturing Co. Ltd. ADR(1)	20,353	480,127
Xilinx, Inc.(1)	134	5,773
		780,021
Software — 4.2%
Activision Blizzard, Inc.(1)	335	11,548
CA, Inc.(1)	211	6,258
Citrix Systems, Inc.(3)	1,817	148,703
CommVault Systems, Inc.(3)	2,082	91,129
Microsoft Corp.(1)	20,170	1,005,878
Oracle Corp.(1)	6,497	258,971
PTC, Inc.(3)	4,281	156,085
SAP SE	3,308	258,784
Symantec Corp.(1)	7,483	124,555
Synopsys, Inc.(1)(3)	98	4,657
		2,066,568
Specialty Retail†
Best Buy Co., Inc.(1)	214	6,865
Staples, Inc.(1)	473	4,825
		11,690
Technology Hardware, Storage and Peripherals — 1.1%
EMC Corp.(1)	3,992	104,231
Hewlett Packard Enterprise Co.(1)	1,251	20,842
HP, Inc.(1)	1,235	15,153
SanDisk Corp.(1)	144	10,819
Western Digital Corp.(1)	9,462	386,665
		537,710
Textiles, Apparel and Luxury Goods — 0.2%
adidas AG	613	79,036
PVH Corp.(1)	56	5,353
		84,389
Tobacco — 1.1%
British American Tobacco plc	8,333	507,730
Philip Morris International, Inc.(1)	537	52,690
		560,420
Water Utilities†
American Water Works Co., Inc.(1)	126	9,168
Wireless Telecommunication Services†
T-Mobile US, Inc.(1)(3)	193	7,581
TOTAL COMMON STOCKS (Cost $37,893,798)		38,422,712

	Shares	Value
WARRANTS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co.(3) (Cost $30,545)	1,426	$30,730
TEMPORARY CASH INVESTMENTS(4) — 19.6%
SSgA U.S. Government Money Market Fund, Class N	141,542	141,542
State Street Institutional Liquid Reserves Fund, Premier Class	9,496,315	9,496,315
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,637,857)		9,637,857
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.1% (Cost $47,562,200)		48,091,299
SECURITIES SOLD SHORT — (30.4)%
COMMON STOCKS SOLD SHORT — (10.8)%
Aerospace and Defense — (0.3)%
Boeing Co. (The)	(1,219)	(164,321)
Air Freight and Logistics — (0.1)%
United Parcel Service, Inc., Class B	(422)	(44,339)
Automobiles — (0.4)%
Ford Motor Co.	(9,067)	(122,949)
Tesla Motors, Inc.	(344)	(82,821)
		(205,770)
Banks — (0.5)%
DBS Group Holdings Ltd.	(13,870)	(157,589)
HSBC Holdings plc ADR	(2,512)	(83,725)
		(241,314)
Capital Markets — (0.7)%
Credit Suisse Group AG	(5,762)	(87,514)
Deutsche Bank AG	(4,802)	(90,561)
Goldman Sachs Group, Inc. (The)	(1,027)	(168,541)
		(346,616)
Chemicals — (1.4)%
Monsanto Co.	(2,726)	(255,372)
Mosaic Co. (The)	(7,556)	(211,492)
Potash Corp. of Saskatchewan, Inc.	(11,986)	(212,392)
		(679,256)
Diversified Telecommunication Services — (0.2)%
AT&T, Inc.	(2,359)	(91,576)
Food and Staples Retailing — (0.7)%
Wal-Mart Stores, Inc.	(1,194)	(79,843)
Whole Foods Market, Inc.	(3,934)	(114,401)
Woolworths Ltd.	(9,421)	(158,379)
		(352,623)
Household Durables — (0.2)%
Lennar Corp., Class A	(2,531)	(114,680)
Internet Software and Services — (0.2)%
Zillow Group, Inc.	(3,378)	(81,207)
IT Services — (0.6)%
International Business Machines Corp.	(1,524)	(222,413)
PayPal Holdings, Inc.	(2,095)	(82,082)
		(304,495)
Life Sciences Tools and Services — (0.3)%
Illumina, Inc.	(1,042)	(140,659)

	Shares	Value
Machinery — (0.4)%
Caterpillar, Inc.	(2,287)	$(177,746)
Deere & Co.	(445)	(37,429)
		(215,175)
Metals and Mining — (0.8)%
First Quantum Minerals Ltd.	(25,139)	(214,184)
Glencore plc	(64,622)	(153,814)
		(367,998)
Multiline Retail — (0.3)%
Kohl's Corp.	(3,650)	(161,695)
Oil, Gas and Consumable Fuels — (1.1)%
BP plc ADR	(10,489)	(352,221)
Murphy Oil Corp.	(4,650)	(166,191)
		(518,412)
Pharmaceuticals — (0.3)%
Novo Nordisk A/S, B Shares	(2,308)	(128,863)
Semiconductors and Semiconductor Equipment — (0.2)%
Micron Technology, Inc.	(10,478)	(112,638)
Software — (0.6)%
Mobileye NV	(3,692)	(140,850)
SAP SE	(1,805)	(141,205)
		(282,055)
Technology Hardware, Storage and Peripherals — (0.2)%
Western Digital Corp.	(2,591)	(105,881)
Textiles, Apparel and Luxury Goods — (0.7)%
Cie Financiere Richemont SA	(2,500)	(166,267)
Swatch Group AG (The)	(484)	(165,286)
		(331,553)
Trading Companies and Distributors — (0.6)%
Fastenal Co.	(6,425)	(300,626)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $5,115,122)		(5,291,752)
EXCHANGE-TRADED FUNDS SOLD SHORT — (19.6)%
Consumer Discretionary Select Sector SPDR Fund	(3,290)	(260,404)
Health Care Select Sector SPDR Fund	(1,645)	(114,805)
Industrial Select Sector SPDR Fund	(10,511)	(590,298)
iShares Nasdaq Biotechnology ETF	(1,252)	(335,473)
iShares Russell 1000 Growth ETF	(59,400)	(5,871,690)
Materials Select Sector SPDR Fund	(5,431)	(255,800)
SPDR S&P 500 ETF Trust	(7,070)	(1,458,541)
SPDR S&P Regional Banking ETF	(5,838)	(235,563)
Technology Select Sector SPDR Fund	(11,580)	(487,865)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $9,734,119)		(9,610,439)
TOTAL SECURITIES SOLD SHORT (Proceeds $14,849,241)		(14,902,191)
OTHER ASSETS AND LIABILITIES(2) — 32.3%		15,818,377
TOTAL NET ASSETS — 100.0%		$49,007,485

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	156,000	USD	162,705	State Street Bank & Trust Co.	5/18/16	$15
CHF	8,000	USD	8,372	Morgan Stanley	7/15/16	(6)
USD	282,935	CHF	273,000	State Street Bank & Trust Co.	5/18/16	(1,824)
USD	615,402	CHF	594,000	State Street Bank & Trust Co.	5/18/16	(4,184)
USD	503,498	CHF	489,000	State Street Bank & Trust Co.	5/18/16	(6,566)
USD	41,149	CHF	40,000	State Street Bank & Trust Co.	5/18/16	(574)
USD	13,670	CHF	13,000	Morgan Stanley	7/15/16	75
USD	108,307	CHF	103,000	Morgan Stanley	7/15/16	592
USD	43,113	CHF	41,000	Morgan Stanley	7/15/16	236
DKK	916,000	USD	139,145	State Street Bank & Trust Co.	5/18/16	1,846
DKK	2,164,000	USD	329,023	State Street Bank & Trust Co.	5/18/16	4,059
USD	90,175	DKK	594,000	State Street Bank & Trust Co.	5/18/16	(1,253)
USD	376,769	DKK	2,486,000	State Street Bank & Trust Co.	5/18/16	(5,875)
USD	269,546	DKK	1,752,000	State Street Bank & Trust Co.	5/18/16	(121)
EUR	65,000	USD	73,437	State Street Bank & Trust Co.	5/18/16	1,023
EUR	67,000	USD	75,315	State Street Bank & Trust Co.	5/18/16	1,436
EUR	758,000	USD	857,913	State Street Bank & Trust Co.	5/18/16	10,409
EUR	443,000	USD	507,347	State Street Bank & Trust Co.	5/18/16	129
EUR	13,000	USD	14,919	Morgan Stanley	7/15/16	—
USD	3,247,017	EUR	2,879,000	State Street Bank & Trust Co.	5/18/16	(51,003)
USD	1,030,901	EUR	912,000	State Street Bank & Trust Co.	5/18/16	(13,835)
USD	395,132	EUR	346,000	Morgan Stanley	7/15/16	(1,949)
USD	308,340	EUR	270,000	Morgan Stanley	7/15/16	(1,521)
USD	15,973	EUR	14,000	Morgan Stanley	7/15/16	(93)
GBP	41,000	USD	59,102	State Street Bank & Trust Co.	5/18/16	807
USD	59,485	GBP	42,000	State Street Bank & Trust Co.	5/18/16	(1,885)
USD	163,917	NOK	1,339,000	State Street Bank & Trust Co.	5/18/16	(2,370)
USD	109,270	NOK	880,000	State Street Bank & Trust Co.	5/18/16	(15)
SEK	1,693,000	USD	208,424	State Street Bank & Trust Co.	5/18/16	2,508
SEK	665,000	USD	81,890	State Street Bank & Trust Co.	5/18/16	963
SEK	2,165,000	USD	266,593	State Street Bank & Trust Co.	5/18/16	3,145
SEK	2,109,000	USD	260,658	State Street Bank & Trust Co.	5/18/16	2,103
USD	60,736	SEK	494,000	State Street Bank & Trust Co.	5/18/16	(812)
USD	747,960	SEK	6,069,000	State Street Bank & Trust Co.	5/18/16	(8,180)
USD	639,917	SEK	5,139,000	State Street Bank & Trust Co.	5/18/16	(353)
						$(73,073)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
1	Amsterdam Exchange Index	May 2016	$99,997	$2,998
11	Cotation Assistée en Continu 40 Index	May 2016	551,119	(9,006)
3	Deutscher Aktienindex Index	June 2016	866,130	13,764
93	Euro STOXX 50 Index	June 2016	3,170,198	6,616
13	FTSE 100 Index	June 2016	1,179,967	3,641
1	IBEX 35 Index	May 2016	103,112	(60)
10	OMX Stockholm 30 Index	May 2016	168,266	(2,226)
27	S&P 500 E-Mini	June 2016	2,779,785	(67,605)
			$8,918,574	$(51,878)

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value
Purchased
Credit Suisse Capital LLC	14,955	Credit Suisse Activist Index**	USD	1,501,412	$(79,150)
Credit Suisse Capital LLC	2,309	Credit Suisse Merger Arbitrage Liquid Index***	USD	2,500,000	14,460
Goldman Sachs International	1,402	Capgemini SA	EUR	103,580	12,266
Goldman Sachs International	15,333	Credit Agricole SA	EUR	152,238	(4,737)
Goldman Sachs International	2,922	Faurecia	EUR	108,240	(3,255)
Goldman Sachs International	2,336	Cie Generale des Etablissements Michelin	EUR	227,848	(17,098)
Goldman Sachs International	1,514	Renault SA	EUR	134,015	(7,360)
Goldman Sachs International	3,476	Schneider Electric SE	EUR	205,066	(8,585)
Goldman Sachs International	1,191	Thales SA	EUR	86,930	3,415
Goldman Sachs International	2,934	TOTAL SA	EUR	131,938	(3,503)
Goldman Sachs International	3,551	Vinci SA	EUR	231,686	(43)
Goldman Sachs International	3,274	Zodiac Aerospace	EUR	67,041	(6)
Morgan Stanley Capital Services LLC	4,654	Abertis Infraestructuras SA	EUR	68,536	(6)
Morgan Stanley Capital Services LLC	637	Aena SA	EUR	78,325	1,160
Morgan Stanley Capital Services LLC	8,261	Aggreko plc	GBP	85,870	8,445
Morgan Stanley Capital Services LLC	7,029	Ashtead Group plc	GBP	65,023	(1,815)
Morgan Stanley Capital Services LLC	26,204	BAE Systems plc	GBP	131,968	(5,399)
Morgan Stanley Capital Services LLC	89,337	Banco de Sabadell SA	EUR	151,081	(2,264)
Morgan Stanley Capital Services LLC	19,493	Banco Santander SA	EUR	89,616	(2,707)
Morgan Stanley Capital Services LLC	12,994	Barratt Developments plc	GBP	73,825	(5,689)
Morgan Stanley Capital Services LLC	2,131	Berkely Group Holdings plc	GBP	64,249	(674)
Morgan Stanley Capital Services LLC	6,700	BHP Billiton plc	GBP	62,060	659
Morgan Stanley Capital Services LLC	27,548	BP plc	GBP	105,366	(3,533)
Morgan Stanley Capital Services LLC	1,494	British American Tobacco plc	GBP	62,185	2,029
Morgan Stanley Capital Services LLC	42,331	Centrica plc	GBP	101,388	(698)
Morgan Stanley Capital Services LLC	6,410	Compass Group plc	GBP	74,150	5,755
Morgan Stanley Capital Services LLC	5,065	CRH plc	GBP	100,862	(356)
Morgan Stanley Capital Services LLC	35,717	GKN plc	GBP	103,088	(5,194)
Morgan Stanley Capital Services LLC	5,975	GlaxoSmithKline plc	GBP	88,945	(2,600)
Morgan Stanley Capital Services LLC	31,619	Kingfisher plc	GBP	118,754	(5,489)
Morgan Stanley Capital Services LLC	12,019	National Grid plc	GBP	119,555	(3,596)
Morgan Stanley Capital Services LLC	2,790	Rio Tinto plc	GBP	62,334	2,694
Morgan Stanley Capital Services LLC	25,511	RSA Insurance Group plc	GBP	121,643	(6,704)
Morgan Stanley Capital Services LLC	81,144	Vodafone Group plc	GBP	185,676	(11,527)
Morgan Stanley Capital Services LLC	1,582	Whitbread plc	GBP	64,329	(4,502)
Morgan Stanley Capital Services LLC	5,439	WPP plc	GBP	89,255	(3,656)
					$(139,263)

* The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.
** The Credit Suisse Activist Index is constructed to gain exposure to U.S. stocks with high ownership from 29 custom activist investors. The index consists of 25 stocks with high ownership (as filed on Form 13F with the Securities and Exchange Commission) subject to constraints on risk, liquidity and the size of activist exposure relative to firm value.
***The Credit Suisse Merger Arbitrage Liquid Index aims to achieve broad exposure to a merger arbitrage strategy using a quantitative methodology to invest in a liquid, diversified and broadly representative set of announced merger deals.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
DKK	-	Danish Krone
EUR	-	Euro
FTSE	-	Financial Times Stock Exchange
GBP	-	British Pound
IBEX	-	Índice Bursátil Español
NOK	-	Norwegian Krone
OMX	-	Options Market Exchange
SDR	-	Swedish Depositary Receipt
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $10,721,505.

(2)	Amount relates primarily to deposits with broker for securities sold short at period end.

(3)	Non-income producing.

(4)	Category includes collateral received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $100,000.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $47,562,200)	$48,091,299
Foreign currency holdings, at value (cost of $48,966)	53,031
Deposits with broker for futures contracts and swap agreements	1,281,676
Deposits with broker for securities sold short	15,874,775
Receivable for investments sold	728,503
Receivable for variation margin on futures contracts	163,080
Unrealized appreciation on forward foreign currency exchange contracts	29,346
Swap agreements, at value	50,883
Dividends and interest receivable	40,857
66,313,450

Liabilities
Securities sold short, at value (proceeds of $14,849,241)	14,902,191
Payable for collateral received for swap agreements	100,000
Payable for investments purchased	1,892,401
Unrealized depreciation on forward foreign currency exchange contracts	102,419
Swap agreements, at value	190,146
Accrued management fees	95,155
Distribution and service fees payable	10,846
Dividend expense payable on securities sold short	9,004
Broker fees and charges payable on securities sold short	3,803
17,305,965

Net Assets	$49,007,485

Net Assets Consist of:
Capital (par value and paid-in surplus)	$50,301,189
Accumulated net investment loss	(836,387)
Accumulated net realized loss	(671,007)
Net unrealized appreciation	213,690
$49,007,485

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$19,627,593	2,013,328	$9.75
Institutional Class, $0.01 Par Value	$5,894,660	604,246	$9.76
A Class, $0.01 Par Value	$9,800,516	1,006,141	$9.74*
C Class, $0.01 Par Value	$9,760,782	1,004,564	$9.72
R Class, $0.01 Par Value	$1,957,450	201,124	$9.73
R6 Class, $0.01 Par Value	$1,966,484	201,480	$9.76
*Maximum offering price $10.33 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,343)	$400,892
Interest	16,955
417,847

Expenses:
Dividend expense on securities sold short	153,036
Broker fees and charges on securities sold short	32,530
Management fees	580,150
Distribution and service fees:
A Class	12,281
C Class	49,016
R Class	4,909
Directors' fees and expenses	909
Other expenses	3,069
835,900

Net investment income (loss)	(418,053)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,115,010)
Securities sold short transactions	158,931
Futures contract transactions	162,732
Swap agreement transactions	51,915
Foreign currency transactions	109,864
(631,568)

Change in net unrealized appreciation (depreciation) on:
Investments	152,391
Securities sold short	(60,215)
Futures contracts	76,442
Swap agreements	(294,887)
Translation of assets and liabilities in foreign currencies	(322,140)
(448,409)

Net realized and unrealized gain (loss)	(1,079,977)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,498,030)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND PERIOD ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015(1)
Operations
Net investment income (loss)	$(418,053)	$(55,220)
Net realized gain (loss)	(631,568)	(45,758)
Change in net unrealized appreciation (depreciation)	(448,409)	662,099
Net increase (decrease) in net assets resulting from operations	(1,498,030)	561,121

Distributions to Shareholders
From net investment income:
Investor Class	(154,800)	—
Institutional Class	(48,900)	—
A Class	(72,200)	—
C Class	(56,500)	—
R Class	(13,400)	—
R6 Class	(16,940)	—
Decrease in net assets from distributions	(362,740)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	307,134	50,000,000

Net increase (decrease) in net assets	(1,553,636)	50,561,121

Net Assets
Beginning of period	50,561,121	—
End of period	$49,007,485	$50,561,121

Accumulated net investment loss	$(836,387)	$(55,594)

(1)	October 15, 2015 (fund inception) through October 31, 2015.

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Long Short Fund (formerly AC Alternatives Equity Fund) (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide capital appreciation.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced operations on October 15, 2015, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized foreign currency exchange gains or losses related to securities sold short are a component of net realized gain (loss) on securities sold short transactions and change in net unrealized appreciation (depreciation) on securities sold short, respectively.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, short sales, futures contracts, options contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on short sales, futures contracts, options contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP is responsible for making recommendations with respect to hiring, terminating, or replacing the fund’s underlying subadvisors. The fund’s underlying subadvisors at the period end were Passport Capital, LLC, Sirios Capital Management, L.P. and Three Bridges Capital, LP. PWP determines the percentage of the fund’s portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund. ACIM and the fund’s subadvisors own 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 2.40% for the Investor Class, A Class, C Class and R Class, 2.20% for the Institutional Class and 2.05% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended April 30, 2016 were $75,450,499 and $71,302,999, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Period ended October 31, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	—	—	2,000,000	$20,000,000
Issued in reinvestment of distributions	15,573	$154,800	—	—
Redeemed	(2,245)	(22,253)	—	—
	13,328	132,547	2,000,000	20,000,000
Institutional Class/Shares Authorized	80,000,000		100,000,000
Sold	—	—	600,000	6,000,000
Issued in reinvestment of distributions	4,920	48,900	—	—
Redeemed	(674)	(6,679)	—	—
	4,246	42,221	600,000	6,000,000
A Class/Shares Authorized	40,000,000		40,000,000
Sold	—	—	1,000,000	10,000,000
Issued in reinvestment of distributions	7,264	72,200	—	—
Redeemed	(1,123)	(11,121)	—	—
	6,141	61,079	1,000,000	10,000,000
C Class/Shares Authorized	40,000,000		40,000,000
Sold	—	—	1,000,000	10,000,000
Issued in reinvestment of distributions	5,684	56,500	—	—
Redeemed	(1,120)	(11,103)	—	—
	4,564	45,397	1,000,000	10,000,000
R Class/Shares Authorized	20,000,000		40,000,000
Sold	—	—	200,000	2,000,000
Issued in reinvestment of distributions	1,348	13,400	—	—
Redeemed	(224)	(2,223)	—	—
	1,124	11,177	200,000	2,000,000
R6 Class/Shares Authorized	30,000,000		40,000,000
Sold	—	—	200,000	2,000,000
Issued in reinvestment of distributions	1,704	16,940	—	—
Redeemed	(224)	(2,227)	—	—
	1,480	14,713	200,000	2,000,000
Net increase (decrease)	30,883	$307,134	5,000,000	$50,000,000

(1)	October 15, 2015 (fund inception) through October 31, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Aerospace and Defense	$1,318,067	$151,138	—
Air Freight and Logistics	350,693	200,288	—
Auto Components	19,597	147,214	—
Banks	2,521,036	790,337	—
Chemicals	1,423,822	344,165	—
Construction Materials	15,272	273,456	—
Diversified Telecommunication Services	210,317	259,413	—
Electrical Equipment	27,877	396,565	—
Energy Equipment and Services	305,971	92,963	—
Food and Staples Retailing	364,001	162,117	—
Food Products	1,189,593	253,489	—
Health Care Equipment and Supplies	337,246	92,478	—
Household Durables	23,585	114,956	—
Household Products	162,597	78,857	—
Insurance	321,104	278,968	—
Internet Software and Services	2,082,179	818,621	—
Machinery	85,868	307,299	—
Marine	—	129,801	—
Media	2,484,079	756,777	—
Metals and Mining	45,453	258,458	—
Personal Products	—	174,885	—
Pharmaceuticals	2,716,616	250,109	—
Professional Services	—	179,849	—
Real Estate Management and Development	97,928	218,845	—
Semiconductors and Semiconductor Equipment	683,475	96,546	—
Software	1,807,784	258,784	—
Textiles, Apparel and Luxury Goods	5,353	79,036	—
Tobacco	52,690	507,730	—
Other Industries	12,097,365	—	—
Warrants	30,730	—	—
Temporary Cash Investments	9,637,857	—	—
	$40,418,155	$7,673,144	—
Other Financial Instruments
Futures Contracts	—	$27,019	—
Swap Agreements	—	50,883	—
Forward Foreign Currency Exchange Contracts	—	29,346	—
	—	$107,248	—

Liabilities
Securities Sold Short
Common Stocks	$3,828,090	$1,463,662	—
Exchange-Traded Funds	9,610,439	—	—
	$13,438,529	$1,463,662	—
Other Financial Instruments
Futures Contracts	$67,605	$11,292	—
Swap Agreements	—	190,146	—
Forward Foreign Currency Exchange Contracts	—	102,419	—
	$67,605	$303,857	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts, total return swap agreements or options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund recognizes a realized gain or loss when the option contract is exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. During the period, the fund purchased options contracts for temporary investment purposes.

A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments was 148 futures contracts.

A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund's average swap agreement units held during the period was 487,659.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $9,933,314.

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$163,080	Payable for variation margin on futures contracts*	—
Equity Price Risk	Swap agreements	50,883	Swap agreements	$190,146
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	29,346	Unrealized depreciation on forward foreign currency exchange contracts	102,419
		$243,309		$292,565

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on investment transactions	$(45,131)	Change in net unrealized appreciation (depreciation) on investments	$8,510
Equity Price Risk	Net realized gain (loss) on futures contract transactions	162,732	Change in net unrealized appreciation (depreciation) on futures contracts	76,442
Equity Price Risk	Net realized gain (loss) on swap agreement transactions	51,915	Change in net unrealized appreciation (depreciation) on swap agreements	(294,887)
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	232,386	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(323,852)
		$401,902		$(533,787)

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

The fund is subject to short sales risk. If the market price of a security increases after the fund borrows the security to sell short, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$47,737,949
Gross tax appreciation of investments	$1,810,809
Gross tax depreciation of investments	(1,457,459)
Net tax appreciation (depreciation) of investments	353,350
Net tax appreciation (depreciation) on securities sold short	(70,033)
Net tax appreciation (depreciation)	$283,317

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(53,209) and accumulated long-term capital losses of $(66,954), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (excluding expenses on securities sold short)(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$10.11	(0.07)	(0.21)	(0.28)	(0.08)	$9.75	(2.81)%	3.17%(5)	2.42%(5)	(1.47)%(5)	193%	$19,628
2015(6)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	2.75%(5)	2.40%(5)	(2.28)%(5)	81%	$20,227
Institutional Class
2016(4)	$10.11	(0.06)	(0.21)	(0.27)	(0.08)	$9.76	(2.87)%	2.97%(5)	2.22%(5)	(1.27)%(5)	193%	$5,895
2015(6)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.20%	2.55%(5)	2.20%(5)	(2.08)%(5)	81%	$6,068
A Class
2016(4)	$10.11	(0.08)	(0.22)	(0.30)	(0.07)	$9.74	(2.96)%	3.42%(5)	2.67%(5)	(1.72)%(5)	193%	$9,801
2015(6)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.00%(5)	2.65%(5)	(2.53)%(5)	81%	$10,112
C Class
2016(4)	$10.11	(0.12)	(0.21)	(0.33)	(0.06)	$9.72	(3.31)%	4.17%(5)	3.42%(5)	(2.47)%(5)	193%	$9,761
2015(6)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.75%(5)	3.40%(5)	(3.28)%(5)	81%	$10,109
R Class
2016(4)	$10.11	(0.10)	(0.21)	(0.31)	(0.07)	$9.73	(3.11)%	3.67%(5)	2.92%(5)	(1.97)%(5)	193%	$1,957
2015(6)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.10%	3.25%(5)	2.90%(5)	(2.78)%(5)	81%	$2,022
R6 Class
2016(4)	$10.11	(0.05)	(0.22)	(0.27)	(0.08)	$9.76	(2.74)%	2.82%(5)	2.07%(5)	(1.12)%(5)	193%	$1,966
2015(6)	$10.00	(0.01)	0.12	0.11	—	$10.11	1.20%	2.40%(5)	2.05%(5)	(1.93)%(5)	81%	$2,023

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2016 (unaudited).

(5)	Annualized.

(6)	October 15, 2015 (fund inception) through October 31, 2015.
See Notes to Financial Statements.

Approval of Subadvisory Agreements

The Fund is a multi-manager fund, which means that American Century Investment Management, Inc. (the "Advisor") has retained several subadvisors, each employing its own particular investment strategy, to manage and make investment decisions with respect to the Fund’s assets. The Advisor has engaged Perella Weinberg Partners Capital Management LP (“PWP”) to manage a portion of the Fund and to identify and recommend other underlying subadvisors to manage distinct investment strategies. PWP uses a flexible and opportunistic investment strategy that allocates Fund assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the Fund. The Advisor provides oversight of each of these functions.

At its meeting on March 3, 2016, the Fund's Board of Directors approved Levin Capital Strategies, LP and Seligman Investments, an offering brand of Columbia Management Investment Advisers, LLC (each a “Subadvisor” and, collectively, the “Subadvisors”) as subadvisors for the Fund. In considering the approval of each Subadvisor and each underlying subadvisory agreement between the Advisor and each of the Fund’s underlying subadvisors (collectively, the “Subadvisory Agreements”), the Board received detailed information regarding each Subadvisor, as well as those individuals designated to manage the Fund.

The Board received a recommendation from the Advisor and PWP to approve each Subadvisor as underlying subadvisors for the Fund. The information considered and the discussions held with regard to the Subadvisors included, but were not limited to:

•	the nature, extent, and quality of investment management services to be provided by each Subadvisor to the Fund;

•	each Subadvisor’s breadth of experience in managing its particular investment strategy and in managing investments generally;

•	the expected composition and liquidity of the securities to be held in each Subadvisor’s portion of the Fund;

•	data comparing the performance of each Subadvisor’s proposed investment strategies employed in similar accounts to appropriate benchmarks; and

•	the compliance policies, procedures, and regulatory experience of the Subadvisors, including management of other 1940 Act registered investment companies, if applicable.

The independent Directors reviewed the proposed fees for the Subadvisors, noting that the compensation paid to each Subadvisor would be paid by the Advisor out of the Fund’s unified fee. They also noted that the terms of the Subadvisory Agreements were the result of arms’ length negotiations between the Advisor and each Subadvisor. The independent Directors considered all of the information provided by the Advisor, the Subadvisors, and the independent Directors’ independent counsel in connection with the approval, and concluded that they had sufficient information to evaluate the proposed agreements on behalf of the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. Based on all of the information considered, the independent Directors concluded that the Subadvisory Agreements with each Subadvisor were fair and reasonable in light of the services to be provided and should be approved.

33

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

34

Notes

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89221 1606

SEMIANNUAL REPORT
APRIL 30, 2016

 AC Alternatives® Income Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Types of Investments in Portfolio	% of net assets
Corporate Bonds	18.1%
Asset-Backed Securities	15.7%
Bank Loan Obligations	15.0%
Common Stocks	13.4%
Collateralized Loan Obligations	9.4%
Exchange-Traded Funds	5.8%
Commercial Mortgage-Backed Securities	5.4%
Exchange-Traded Notes	5.0%
Collateralized Mortgage Obligations	4.1%
U.S. Treasury Securities	0.9%
Purchased Options Contracts	0.1%
Corporate Bonds Sold Short	(0.2)%
Temporary Cash Investments	7.4%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$991.10	$10.00	2.02%
Institutional Class	$1,000	$992.30	$9.02	1.82%
A Class	$1,000	$990.70	$11.24	2.27%
C Class	$1,000	$986.40	$14.92	3.02%
R Class	$1,000	$988.50	$12.46	2.52%
R6 Class	$1,000	$994.20	$8.28	1.67%
Hypothetical
Investor Class	$1,000	$1,014.82	$10.12	2.02%
Institutional Class	$1,000	$1,015.81	$9.12	1.82%
A Class	$1,000	$1,013.58	$11.36	2.27%
C Class	$1,000	$1,009.85	$15.09	3.02%
R Class	$1,000	$1,012.33	$12.61	2.52%
R6 Class	$1,000	$1,016.56	$8.37	1.67%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

		Principal Amount/Shares	Value
CORPORATE BONDS — 18.1%
Aerospace and Defense — 0.1%
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(1)		$63,000	$62,055
Airlines — 0.8%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(1)		500,000	457,500
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		64,000	66,400
Automobiles — 0.2%
Ally Financial, Inc., 4.25%, 4/15/21		106,000	108,120
Chemicals — 1.3%
Celanese US Holdings LLC, 4.625%, 11/15/22		63,000	65,174
Chemours Co. (The), 6.125%, 5/15/23	EUR	100,000	102,218
TPC Group, Inc., 8.75%, 12/15/20(1)		$750,000	555,000
			722,392
Commercial Services and Supplies — 0.3%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/22(1)		65,000	61,913
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)(7)		78,000	81,315
			143,228
Communications Equipment — 0.1%
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		28,000	28,980
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25		35,000	36,575
			65,555
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22		126,000	127,339
Construction Materials — 0.2%
Standard Industries, Inc., 6.00%, 10/15/25(1)		44,000	47,630
USG Corp., 5.50%, 3/1/25(1)		6,000	6,375
Vulcan Materials Co., 4.50%, 4/1/25		29,000	31,030
			85,035
Consumer Finance — 0.5%
CIT Group, Inc., 5.00%, 8/15/22		200,000	210,000
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		23,000	23,575
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		59,000	61,581
			295,156
Consumer Staples — 0.3%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)		51,000	49,598
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		73,000	74,825
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		53,000	53,927
			178,350
Containers and Packaging — 0.6%
Ball Corp., 5.25%, 7/1/25		91,000	96,062

6

	Principal Amount/Shares	Value
Berry Plastics Corp., 5.50%, 5/15/22	$86,000	$88,795
BWAY Holding Co., 9.125%, 8/15/21(1)	69,000	66,413
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	17,000	18,318
Sealed Air Corp., 5.125%, 12/1/24(1)	55,000	57,956
		327,544
Diversified Financial Services — 0.3%
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	216,000	177,390
Diversified Telecommunication Services — 1.0%
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	38,000	39,425
Level 3 Financing, Inc., 5.625%, 2/1/23	500,000	515,625
		555,050
Energy Equipment and Services — 0.2%
CHC Helicopter SA, 9.25%, 10/15/20(8)(9)	252,000	114,660
Food and Staples Retailing — 0.6%
Aramark Services, Inc., 5.125%, 1/15/24	65,000	69,063
Dollar Tree, Inc., 5.75%, 3/1/23(1)	250,000	267,812
		336,875
Food Products — 1.1%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(2)	500,000	512,500
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	84,000	89,775
		602,275
Health Care Providers and Services — 1.8%
Covenant Surgical Partners, Inc., 8.75%, 8/1/19(1)	400,000	385,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	135,000	137,645
HCA, Inc., 5.375%, 2/1/25	250,000	255,938
Tenet Healthcare Corp., 4.375%, 10/1/21	14,000	14,105
Tenet Healthcare Corp., 6.75%, 6/15/23	200,000	199,250
		991,938
Hotels, Restaurants and Leisure — 0.6%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	250,000	256,875
NCL Corp. Ltd., 5.25%, 11/15/19(1)	12,000	12,390
NCL Corp. Ltd., 4.625%, 11/15/20(1)	51,000	52,084
		321,349
Household Durables — 0.3%
Lennar Corp., 4.875%, 12/15/23	78,000	79,365
Lennar Corp., 4.75%, 5/30/25	29,000	29,217
Toll Brothers Finance Corp., 5.625%, 1/15/24	63,000	66,150
		174,732
Insurance — 1.7%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21	500,000	528,750
Aircastle Ltd., 5.50%, 2/15/22	375,000	400,781
		929,531
Machinery — 0.1%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	23,000	24,236

7

		Principal Amount/Shares	Value
Media — 3.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		$387,000	$406,834
CCOH Safari LLC, 5.75%, 2/15/26(1)		126,000	130,410
Emerald Expositions Holding, Inc., 9.00%, 6/15/21(1)		75,000	73,312
Lamar Media Corp., 5.75%, 2/1/26(1)		75,000	79,500
National CineMedia LLC, 6.00%, 4/15/22		500,000	526,250
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		63,000	64,496
Regal Entertainment Group, 5.75%, 6/15/23		13,000	13,374
Regal Entertainment Group, 5.75%, 2/1/25		65,000	66,137
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		59,000	62,398
Unitymedia GmbH, 3.75%, 1/15/27	EUR	250,000	261,260
Univision Communications, Inc., 6.75%, 9/15/22(1)		$68,000	72,420
Univision Communications, Inc., 5.125%, 5/15/23(1)		22,000	22,303
Univision Communications, Inc., 5.125%, 2/15/25(1)		100,000	99,125
			1,877,819
Metals and Mining — 0.3%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		48,000	46,440
Constellium NV, MTN, 4.625%, 5/15/21	EUR	125,000	122,525
			168,965
Oil, Gas and Consumable Fuels — 0.6%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 9.625%, 10/15/18		$503,000	178,565
Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18(1)		500,000	165,000
			343,565
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)		102,000	106,208
Software — 0.1%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23(1)		25,000	24,906
Specialty Retail — 0.2%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		81,000	86,873
Textiles, Apparel and Luxury Goods — 0.3%
L Brands, Inc., 5.625%, 2/15/22		63,000	69,615
PVH Corp., 4.50%, 12/15/22		61,000	63,364
			132,979
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 6.375%, 3/1/25		12,000	12,645
T-Mobile USA, Inc., 6.50%, 1/15/26		301,000	320,189
			332,834
TOTAL CORPORATE BONDS (Cost $10,520,319)			9,940,859
ASSET-BACKED SECURITIES(3) — 15.7%
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.31%, 10/8/19		365,000	371,672
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 0.76%, 5/25/16		260,241	251,718

8

	Principal Amount/Shares	Value
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(1)	$325,000	$311,804
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(1)	444,535	418,064
CPS Auto Receivables Trust, Series 2011-C, Class D, 10.00%, 3/15/19(1)	16,133	16,162
CPS Auto Receivables Trust, Series 2012-B, Class D, 7.86%, 9/15/19(1)	161,143	161,904
CPS Auto Receivables Trust, Series 2013-A, Class E, 6.41%, 6/15/20(1)	53,813	53,804
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.34%, 5/22/16(1)	300,000	300,040
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(1)	300,000	298,161
Drive Auto Receivables Trust, Series 2015-BA, Class A3 SEQ, 1.30%, 6/15/18(1)	300,000	300,049
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(1)	300,000	298,527
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(1)	380,000	374,868
Enterprise Fleet Financing LLC, Series 2013-2, Class A2 SEQ, 1.06%, 3/20/19(1)	51,697	51,691
Exeter Automobile Receivables Trust, Series 2013-2A, Class D, 6.81%, 8/17/20(1)	300,000	304,163
Exeter Automobile Receivables Trust, Series 2014-3A, Class D, 5.69%, 4/15/21(1)	500,000	492,008
Exeter Automobile Receivables Trust, Series 2015-2A, Class A SEQ, 1.54%, 11/15/19(1)	251,348	250,497
Flagship Credit Auto Trust, Series 2015-1, Class C, 3.76%, 6/15/21(1)	250,000	237,804
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(1)	300,000	283,627
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(1)	391,875	367,381
Invitation Homes Trust, Series 2015-SFR3, Class E, VRN, 4.19%, 5/17/16(1)	1,000,000	967,172
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class D, VRN, 3.98%, 5/15/16(1)	1,000,000	925,421
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(1)	450,000	448,488
Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.00%, 7/28/20(1)	450,000	448,359
Santander Drive Auto Receivables Trust, Series 2014-5, Class A3 SEQ, 1.15%, 1/15/19	250,000	250,089
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, 2.40%, 6/20/31(1)	191,117	189,494
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	235,000	225,071
TOTAL ASSET-BACKED SECURITIES (Cost $8,695,408)		8,598,038
BANK LOAN OBLIGATIONS(4) — 15.0%
Aerospace and Defense — 0.6%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22	267,252	268,143
Sequa Corporation, New Term Loan B, 6/19/17(5)	99,742	76,594
		344,737

9

	Principal Amount/Shares	Value
Air Freight and Logistics — 0.6%
XPO Logistics, Inc., Term Loan, 5.50%, 11/1/21	$349,165	$351,565
Chemicals — 0.5%
Ascend Performance Materials Operations LLC, Term Loan B, 6.75%, 4/10/18	221,247	212,950
Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 4.50%, 3/19/20	78,271	75,956
		288,906
Commercial Services and Supplies — 1.1%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/9/19	377,497	376,931
Prime Security Services Borrower, LLC, 1st Lien Term Loan, 5.00%, 7/1/21	248,750	249,216
		626,147
Construction Materials — 0.9%
CPG International Inc., New Term Loan, 4.75%, 9/30/20	492,386	490,539
Consumer Discretionary — 1.6%
Jeld-Wen Inc., Term Loan B, 5.25%, 10/15/21	124,370	125,148
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21	248,731	244,223
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.25%, 5/6/21	248,734	249,045
Wilsonart LLC, Incremental Term Loan B2, 4.00%, 10/31/19	248,728	248,675
		867,091
Containers and Packaging — 0.2%
BWAY Holding Company, Inc., New Term Loan B, 5.50%, 8/14/20	124,367	124,243
Distributors — 0.6%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/1/21	101,157	98,881
Spin Holdco Inc., New Term Loan B, 4.25%, 11/14/19	248,741	244,491
		343,372
Diversified Consumer Services — 0.2%
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18	41,803	38,929
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23	69,211	69,694
		108,623
Diversified Financial Services — 0.2%
Hub International Limited, Term Loan B, 4.25%, 10/2/20	38,927	38,578
Opal Acquisition, Inc., 1st Lien Term Loan, 5.00%, 11/27/20	56,874	50,476
		89,054
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings S.A., Term Loan B2, 3.75%, 6/30/19	121,904	114,698
Electronic Equipment, Instruments and Components — 0.3%
Excelitas Technologies Corp., 1st Lien Term Loan, 6.00%, 10/31/20	145,117	135,321
Energy Equipment and Services — 0.2%
Murray Energy Corporation, Term Loan B2, 4/16/20(5)	121,650	83,087

10

	Principal Amount/Shares	Value
Financial Services — 0.2%
Travelport Finance (Luxembourg) S.A.R.L., 2014 Term Loan B, 5.75%, 9/2/21	$87,734	$88,141
Food and Staples Retailing — 0.1%
Albertsons, LLC, Term Loan B3, 5.125%, 8/25/19	61,259	61,424
Health Care Providers and Services — 0.3%
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21	47,410	47,339
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 9/30/22(5)	111,372	111,163
		158,502
Hotels, Restaurants and Leisure — 0.1%
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20	62,341	61,542
Insurance — 0.3%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22	168,697	167,582
Internet Software and Services — 1.3%
MH Sub I, LLC, 1st Lien Term Loan, 4.75%, 7/8/21	494,955	494,492
MH Sub I, LLC, 2nd Lien Term Loan, 8.50%, 7/8/22	250,000	236,564
		731,056
IT Services — 0.9%
Alion Science and Technology Corporation, 2015 Term Loan B, 5.50%, 8/19/21	107,745	106,802
First Data Corporation, Extended 2021 Term Loan, 4.44%, 3/24/21	391,428	392,976
		499,778
Machinery — 0.3%
Silver II US Holdings, LLC, Term Loan, 4.00%, 12/13/19	162,245	146,731
Media — 1.5%
Advantage Sales & Marketing, Inc., 2014 1st Lien Term Loan, 4.25%, 7/23/21	118,052	117,315
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.50%, 2/28/20	500,000	487,500
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/9/22	113,895	114,631
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/1/19	86,446	86,219
		805,665
Multiline Retail — 0.3%
J.C. Penney Corporation, Inc., 1st Lien Term Loan, 6.00%, 5/22/18	129,272	129,696
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.25%, 10/25/20	9,582	9,151
		138,847
Personal Products — 0.4%
KIK Custom Products, Inc., 2015 Term Loan B, 6.00%, 8/26/22	231,037	225,659
Semiconductors and Semiconductor Equipment — 0.1%
ON Semiconductor Corporation, Term Loan B, 5.25%, 3/31/23	71,009	71,439
Software — 0.9%
Emdeon Business Services, LLC, Term Loan B2, 3.75%, 11/2/18	188,458	188,812

11

	Principal Amount/Shares	Value
Sophia, L.P., 2015 Term Loan B, 4.75%, 9/30/22	$177,345	$177,308
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.25%, 6/30/22	149,564	146,667
		512,787
Specialty Retail — 0.3%
Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.75%, 1/26/23	174,694	176,065
Textiles, Apparel and Luxury Goods — 0.8%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.25%, 8/21/22	173,914	171,131
Kate Spade & Company, Term Loan B, 4.00%, 4/10/21	248,734	248,683
		419,814
Wireless Telecommunication Services†
Zayo Group, LLC, Term Loan B2, 4.50%, 5/6/21	14,518	14,627
TOTAL BANK LOAN OBLIGATIONS (Cost $8,180,569)		8,247,042
COMMON STOCKS — 13.4%
Automobiles — 0.6%
General Motors Co.	10,437	331,897
Beverages — 0.6%
PepsiCo, Inc.	3,281	337,812
Biotechnology — 0.7%
AbbVie, Inc.	5,939	362,279
Chemicals — 0.4%
Mosaic Co. (The)	2,518	70,479
RPM International, Inc.	1,611	81,404
Scotts Miracle-Gro Co. (The), Class A	1,003	70,992
		222,875
Commercial Services and Supplies — 0.6%
KAR Auction Services, Inc.	8,954	336,670
Containers and Packaging — 0.7%
Packaging Corp. of America	1,270	82,398
Sonoco Products Co.	6,101	286,076
		368,474
Distributors — 0.6%
Genuine Parts Co.	3,420	328,217
Electric Utilities — 0.6%
PG&E Corp.	5,696	331,507
Electronic Equipment, Instruments and Components — 0.6%
National Instruments Corp.	11,109	306,275
Food and Staples Retailing — 1.2%
Sysco Corp.	7,196	331,520
Wal-Mart Stores, Inc.	4,905	327,997
		659,517
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories	1,813	70,526

12

	Principal Amount/Shares	Value
Hotels, Restaurants and Leisure — 0.6%
Darden Restaurants, Inc.	4,974	$309,632
Industrial Conglomerates — 0.6%
General Electric Co.	10,735	330,101
Machinery — 0.6%
Cummins, Inc.	3,015	352,846
Metals and Mining — 0.2%
Nucor Corp.	1,592	79,250
Multi-Utilities — 1.2%
Alliant Energy Corp.	4,633	326,719
Public Service Enterprise Group, Inc.	7,302	336,841
		663,560
Multiline Retail — 0.6%
Target Corp.	4,064	323,088
Oil, Gas and Consumable Fuels — 0.1%
Valero Energy Corp.	1,131	66,582
Pharmaceuticals — 0.6%
Johnson & Johnson	3,106	348,121
Road and Rail — 0.3%
CSX Corp.	2,788	76,029
Union Pacific Corp.	885	77,198
		153,227
Semiconductors and Semiconductor Equipment — 1.6%
Analog Devices, Inc.	1,260	70,963
Intel Corp.	10,326	312,671
Linear Technology Corp.	5,849	260,164
Microchip Technology, Inc.	1,522	73,954
QUALCOMM, Inc.	1,421	71,789
Xilinx, Inc.	1,565	67,420
		856,961
Software — 0.1%
Microsoft Corp.	1,375	68,571
Technology Hardware, Storage and Peripherals — 0.1%
NetApp, Inc.	2,771	65,506
Textiles, Apparel and Luxury Goods — 0.1%
Coach, Inc.	1,884	75,869
TOTAL COMMON STOCKS (Cost $7,246,406)		7,349,363
COLLATERALIZED LOAN OBLIGATIONS(3) — 9.4%
ALM VII Ltd., Series 2013-7R2A, 4/24/24(1)(6)	$475,000	259,668
Babson Collateralized Loan Obligations Ltd., Series 2013-IA, Class D, VRN, 4.13%, 5/20/16(1)	300,000	274,399
BlueMountain Collateralized Loan Obligations Ltd., Series 2014-1X, Class F, VRN, 6.12%, 5/1/16	470,000	331,874
CIFC Funding Ltd., Series 2013-2A, Class A3L, VRN, 3.28%, 5/18/16(1)	300,000	289,176

13

	Principal Amount/Shares	Value
CIFC Funding Ltd., Series 2014-3A, Class E, VRN, 5.39%, 5/22/16(1)	$500,000	$408,686
CIFC Funding Ltd., Series 2015-1A, Class D, VRN, 4.64%, 5/22/16(1)	495,000	465,976
Golub Capital Partners Collateralized Loan Obligations Ltd., Series 2015-22A, Class C, VRN, 4.77%, 5/20/16(1)	300,000	288,805
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 5.38%, 5/18/16(1)	535,000	440,124
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 5.58%, 5/15/16(1)	520,000	428,911
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class D, VRN, 4.18%, 5/20/17(1)	300,000	275,551
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class E, VRN, 6.13%, 5/20/16(1)	300,000	249,998
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 4.03%, 5/18/16(1)	300,000	268,519
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.39%, 5/29/16(1)	300,000	275,487
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 4.08%, 5/15/16(1)	1,000,000	874,843
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,764,656)		5,132,017
EXCHANGE-TRADED FUNDS — 5.8%
iShares U.S. Preferred Stock ETF	50,895	1,994,066
PowerShares Preferred Portfolio ETF	80,300	1,202,894
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,183,127)		3,196,960
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 5.4%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VRN, 3.83%, 5/15/16(1)	$300,000	293,165
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, VRN, 4.28%, 5/15/16(1)	229,384	225,724
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, VRN, 4.68%, 5/15/16(1)	300,000	299,394
COMM Mortgage Trust, Series 2007-C9, Class G, VRN, 6.01%, 5/1/16(1)	300,000	292,829
Hilton U.S.A. Trust, Series 2013-HLT, Class DFX, 4.41%, 11/5/30	300,000	301,685
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 4.18%, 5/15/16(1)	300,000	287,201
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 4.28%, 5/15/16(1)	300,000	288,931
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, VRN, 3.73%, 5/15/16(1)	1,000,000	990,999
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,018,390)		2,979,928
EXCHANGE-TRADED NOTES — 5.0%
Credit Suisse X-Links Cushing MLP Infrastructure ETN	28,300	556,944
ETRACS Alerian MLP Infrastructure Index ETN	40,900	1,078,533
JPMorgan Alerian MLP Index ETN	35,900	1,078,436
TOTAL EXCHANGE-TRADED NOTES (Cost $2,493,813)		2,713,913

14

	Principal Amount/Shares	Value
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 4.1%
Private Sponsor Collateralized Mortgage Obligation — 0.5%
Credit Suisse Mortgage Trust, Series 2015-SAND, Class E, VRN, 4.28%, 5/15/16(1)	$300,000	$293,944
U.S. Government Agency Collateralized Mortgage Obligations — 3.6%
GNMA, Series 2012-87, IO, VRN, 0.66%, 5/1/16	7,267,484	324,712
GNMA, Series 2012-99, IO, SEQ, VRN, 0.56%, 5/1/16	4,791,403	221,766
GNMA, Series 2014-126, IO, SEQ, VRN, 0.77%, 5/1/16	6,288,518	401,046
GNMA, Series 2014-126, IO, SEQ, VRN, 1.01%, 5/1/16	7,739,714	577,909
GNMA, Series 2015-85, IO, VRN, 0.71%, 5/1/16	7,403,627	438,698
		1,964,131
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,360,079)		2,258,075
U.S. TREASURY SECURITIES — 0.9%
U.S. Treasury Notes, 2.25%, 11/15/25	250,000	259,424
U.S. Treasury Notes, 1.625%, 2/15/26	250,000	245,517
TOTAL U.S. TREASURY SECURITIES (Cost $506,645)		504,941
PURCHASED OPTIONS CONTRACTS — 0.1%
SPDR S&P Oil & Gas Exploration, Call $35, Expires June 2016	26	6,695
SPDR S&P 500 ETF Trust, Put $183, Expires March 2017	9	6,498
SPDR S&P 500 ETF Trust, Put $184, Expires March 2017	4	2,976
SPDR S&P 500 ETF Trust, Put $194, Expires June 2016	11	1,683
SPDR S&P 500 ETF Trust, Put $197, Expires June 2016	18	3,600
SPDR S&P 500 ETF Trust, Put $197, Expires July 2016	12	3,816
TOTAL PURCHASED OPTIONS CONTRACTS (Cost $26,185)		25,268
TEMPORARY CASH INVESTMENTS — 7.4%
SSgA U.S. Government Money Market Fund, Class N	2,690,135	2,690,135
State Street Institutional Liquid Reserves Fund, Premier Class	1,355,705	1,355,705
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,045,840)		4,045,840
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 100.3% (Cost $56,041,437)		54,992,244
CORPORATE BONDS SOLD SHORT — (0.2)%
Automobiles — (0.2)%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20 (Proceeds $97,545)	$(98,000)	(100,401)
OTHER ASSETS AND LIABILITIES — (0.1)%		(64,063)
TOTAL NET ASSETS — 100.0%		$54,827,780

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	318,795	EUR	281,000	State Street Bank & Trust Co.	5/2/16	$(2,964)
USD	168,719	EUR	150,000	State Street Bank & Trust Co.	5/26/16	(3,152)
USD	329,916	EUR	288,000	State Street Bank & Trust Co.	6/3/16	(153)
						$(6,269)

15

SWAP AGREEMENTS

CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount		Buy/Sell* Protection	Interest Rate	Termination Date	Implied Credit Spread**	Unrealized Appreciation (Depreciation)	Value
Markit iTraxx Europe Series 25	EUR	660,000	Sell	1.00%	6/20/21	0.73%	$(41)	$11,020
Markit iTraxx Europe Senior Financials Series 25	EUR	660,000	Buy	1.00%	6/20/21	0.90%	2	(4,798)
							$(39)	$6,222

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value***
Bank of America N.A./ 21st Century Fox America, Inc.	$190,000	Buy	1.00%	6/20/21	$(4,593)	$(1,071)	$(5,664)
Bank of America N.A./ Comcast Corp.	114,000	Buy	1.00%	6/20/21	(3,333)	393	(2,940)
Bank of America N.A/ Cox Communications	190,000	Buy	1.00%	6/20/21	(3,072)	(454)	(3,526)
Bank of America N.A./ Verizon Communications, Inc.	190,000	Buy	1.00%	6/20/21	(2,930)	(1,156)	(4,086)
					$(13,928)	$(2,288)	$(16,216)

*
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

***The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the reference entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

16

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
MLP	-	Master Limited Partnership
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,341,219, which represented 35.3% of total net assets. Of these securities, 1.8% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $29,623.

(3)	Final maturity date indicated, unless otherwise noted.

(4)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(5)	Security, or a portion thereof, represents an unsettled bank loan obligation. The interest rate will be determined at the time of settlement after period end.

(6)	Security is a collateralized loan obligation equity. These securities do not have stated interest rate but are entitled to receive excess cash flow generated by the collateralized loan obligation.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Security is in default.

(9)	Non-income producing.

See Notes to Financial Statements.

17

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $56,041,437)	$54,992,244
Foreign currency holdings, at value (cost of $6,269)	5,408
Deposits with broker for swap agreements	12,325
Deposits with broker for securities sold short	153,488
Receivable for investments sold	1,304,275
Receivable for capital shares sold	111,390
Receivable for variation margin on swap agreements	561
Interest and dividends receivable	330,435
56,910,126

Liabilities
Securities sold short, at value (proceeds of $97,545)	100,401
Payable for investments purchased	1,862,741
Payable for capital shares redeemed	455
Unrealized depreciation on forward foreign currency exchange contracts	6,269
Swap agreements, at value (including net premiums paid (received) of $(13,928))	16,216
Accrued management fees	85,338
Distribution and service fees payable	10,639
Interest expense payable on securities sold short	196
Broker fees and charges payable on securities sold short	91
2,082,346

Net Assets	$54,827,780

Net Assets Consist of:
Capital (par value and paid-in surplus)	$57,291,603
Undistributed net investment income	1,157,499
Accumulated net realized loss	(2,561,099)
Net unrealized depreciation	(1,060,223)
$54,827,780

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$25,463,688	2,676,578	$9.51
Institutional Class, $0.01 Par Value	$5,944,034	624,382	$9.52
A Class, $0.01 Par Value	$9,804,157	1,031,409	$9.51*
C Class, $0.01 Par Value	$9,810,047	1,039,099	$9.44
R Class, $0.01 Par Value	$1,895,509	199,858	$9.48
R6 Class, $0.01 Par Value	$1,910,345	200,568	$9.52
*Maximum offering price $10.09 (net asset value divided by 0.9425).

See Notes to Financial Statements.

18

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$991,792
Dividends (net of foreign taxes withheld of $175)	150,305
1,142,097

Expenses:
Management fees	499,918
Distribution and service fees:
A Class	11,830
C Class	46,799
R Class	4,609
Directors' fees and expenses	928
Interest expense on securities sold short	2,820
Broker fees and charges on securities sold short	259
Other expenses	252
567,415

Net investment income (loss)	574,682

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,095,128)
Securities sold short transactions	(1,563)
Written options contract transactions	19,591
Swap agreement transactions	(1,168,787)
Foreign currency transactions	(10,094)
(2,255,981)

Change in net unrealized appreciation (depreciation) on:
Investments	530,661
Securities sold short	(2,606)
Swap agreements	753,337
Translation of assets and liabilities in foreign currencies	(7,132)
1,274,260

Net realized and unrealized gain (loss)	(981,721)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(407,039)

See Notes to Financial Statements.

19

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND PERIOD ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015(1)
Operations
Net investment income (loss)	$574,682	$480,867
Net realized gain (loss)	(2,255,981)	(177,692)
Change in net unrealized appreciation (depreciation)	1,274,260	(2,334,483)
Net increase (decrease) in net assets resulting from operations	(407,039)	(2,031,308)

Distributions to Shareholders
From net investment income:
Investor Class	(34,873)	—
Institutional Class	(15,273)	—
A Class	(410)	—
R6 Class	(6,640)	—
Decrease in net assets from distributions	(57,196)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	4,424,043	52,899,280

Net increase (decrease) in net assets	3,959,808	50,867,972

Net Assets
Beginning of period	50,867,972	—
End of period	$54,827,780	$50,867,972

Undistributed net investment income	$1,157,499	$640,013

(1)	May 29, 2015 (fund inception) through October 31, 2015.

See Notes to Financial Statements.

20

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. AC Alternatives Income Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to provide diverse sources of income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced operations on May 29, 2015, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements and over-the-counter options contracts are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are

21

valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Exchange-traded options contracts are valued based on quoted prices as provided by the appropriate exchange. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Securities Sold Short — The fund enters into short sales, which is selling securities it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in at least an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. Interest earned on segregated cash for securities sold short is reflected as interest income. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. The fund may pay fees or charges to the broker on the assets borrowed for securities sold short. These fees are calculated daily based upon the value of each security sold short and a rate that is dependent on the availability of such security. If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to the lender of the borrowed security. Liabilities for securities sold short are valued daily and changes in value are recorded as change in net unrealized appreciation (depreciation) on securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of net realized gain (loss) on securities sold short transactions.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

22

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, short sales, futures contracts, options contracts, forward commitments, when-issued securities, swap agreements and certain forward foreign currency exchange contracts. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on short sales, futures contracts, options contracts, forward commitments and swap agreements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly, but may be paid less frequently. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM has engaged Perella Weinberg Partners Capital Management LP (PWP) as a subadvisor for the fund. PWP is responsible for making recommendations with respect to hiring, terminating, or replacing the fund’s underlying subadvisors. The fund’s underlying subadvisors at the period end were Arrowpoint Asset Management, LLC, Bain Capital Credit, LP (formerly Sankaty Advisors, LP), and Good Hill Partners LP. PWP determines the percentage of the fund’s portfolio allocated to each subadvisor, including PWP, in order to seek to achieve the fund’s investment objective. ACIM is responsible for entering into subadvisory agreements and overseeing the activities of each of the subadvisors including monitoring compliance with fund objectives, strategies and restrictions. ACIM pays all costs associated with retaining the subadvisors of the fund. ACIM and the fund’s subadvisors own 87% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, expenses on securities sold short, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The annual management fee is 2.00% for the Investor Class, A Class, C Class and R Class, 1.80% for the Institutional Class and 1.65% for the R6 Class.

23

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange-traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund's assets but are reflected in the return realized by the fund on its investment in the acquired funds.

4. Investment Transactions

Purchases of investment securities and securities sold short, excluding short-term investments, for the six months ended April 30, 2016 totaled $31,079,085, of which $506,797 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities and securities sold short, excluding short-term investments, for the six months ended April 30, 2016 totaled $24,166,815, none of which were U.S. Treasury and Government Agency obligations.

Transactions in written options contracts during the six months ended April 30, 2016 were as follows:

	Outstanding, Beginning of Period	Written	Exercised	Expired	Outstanding, End of Period
Number of Contracts	—	1,265	(1,065)	(200)	—
Premium Amount	—	$94,578	$(74,987)	$(19,591)	—

24

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Period ended October 31, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	100,000,000		100,000,000
Sold	491,596	$4,605,405	2,298,236	$22,883,895
Issued in reinvestment of distributions	3,731	34,843	—	—
Redeemed	(98,258)	(912,235)	(18,727)	(182,732)
	397,069	3,728,013	2,279,509	22,701,163
Institutional Class/Shares Authorized	80,000,000		100,000,000
Sold	23,174	216,801	600,000	6,000,000
Issued in reinvestment of distributions	1,635	15,273	—	—
Redeemed	(427)	(3,985)	—	—
	24,382	228,089	600,000	6,000,000
A Class/Shares Authorized	40,000,000		40,000,000
Sold	27,560	256,429	1,007,990	10,077,617
Issued in reinvestment of distributions	44	410	—	—
Redeemed	(4,185)	(39,215)	—	—
	23,419	217,624	1,007,990	10,077,617
C Class/Shares Authorized	40,000,000		40,000,000
Sold	27,249	252,924	1,012,561	10,120,500
Redeemed	(711)	(6,595)	—	—
	26,538	246,329	1,012,561	10,120,500
R Class/Shares Authorized	20,000,000		40,000,000
Sold	—	—	200,000	2,000,000
Redeemed	(142)	(1,323)	—	—
	(142)	(1,323)	200,000	2,000,000
R6 Class/Shares Authorized	30,000,000		40,000,000
Sold	—	—	200,000	2,000,000
Issued in reinvestment of distributions	711	6,640	—	—
Redeemed	(143)	(1,329)	—	—
	568	5,311	200,000	2,000,000
Net increase (decrease)	471,834	$4,424,043	5,300,060	$52,899,280

(1)	May 29, 2015 (fund inception) through October 31, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

25

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$9,940,859	—
Asset-Backed Securities	—	8,598,038	—
Bank Loan Obligations	—	8,247,042	—
Common Stocks	$7,349,363	—	—
Collateralized Loan Obligations	—	5,132,017	—
Exchange-Traded Funds	3,196,960	—	—
Commercial Mortgage-Backed Securities	—	2,979,928	—
Exchange-Traded Notes	2,713,913	—	—
Collateralized Mortgage Obligations	—	2,258,075	—
U.S. Treasury Securities	—	504,941	—
Purchased Options Contracts	25,268	—	—
Temporary Cash Investments	4,045,840	—	—
	$17,331,344	$37,660,900	—
Other Financial Instruments
Swap Agreements	—	$11,020	—

Liabilities
Securities Sold Short
Corporate Bonds	—	$100,401	—
Other Financial Instruments
Swap Agreements	—	$21,014	—
Forward Foreign Currency Exchange Contracts	—	6,269	—
	—	$27,283	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $1,501,750.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into total return swap agreements or option contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into

26

equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date.  A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund recognizes a realized gain or loss when the option contract is exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to these equity price risk derivative instruments during the period was 74 purchased options contracts and 1,074 written options contracts.

A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The fund’s average swap agreement units held during the period was 8,341.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward foreign currency exchange contract or purchased call option contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms.

A fund may purchase a call option contract for the right to purchase a specific amount of a currency at a specific price on a specific date in the future. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The cost of currencies received through the exercise of call option contracts is increased by the premium paid to purchase the option contracts. A fund recognizes a realized gain or loss when the option contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. The fund’s average exposure to foreign currency option contracts during the period was $350,000.

A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. Forward foreign currency exchange contracts are transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date in the future. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the forward foreign currency exchange contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. The fund’s average U.S. dollar exposure to forward foreign currency exchange contracts held during the period was $504,804.

27

Value of Derivative Instruments as of April 30, 2016

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	$561	Payable for variation margin on swap agreements*	—
Credit Risk	Swap agreements	—	Swap agreements	$16,216
Equity Price Risk	Investment securities	25,268	Investment securities	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	—	Unrealized depreciation on forward foreign currency exchange contracts	6,269
		$25,829		$22,485

* Included in the unrealized appreciation (depreciation) on centrally cleared credit default swap agreements as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2016

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(15,539)	Change in net unrealized appreciation (depreciation) on swap agreements	$(2,002)
Equity Price Risk	Net realized gain (loss) on investment transactions	(25,872)	Change in net unrealized appreciation (depreciation) on investments	3,537
Equity Price Risk	Net realized gain (loss) on written options contract transactions	19,591	Change in net unrealized appreciation (depreciation) on written options contracts	—
Equity Price Risk	Net realized gain (loss) on swap agreement transactions	(1,153,248)	Change in net unrealized appreciation (depreciation) on swap agreements	755,339
Foreign Currency Risk	Net realized gain (loss) on investment transactions	(1,785)	Change in net unrealized appreciation (depreciation) on investments	1,331
Foreign Currency Risk	Net realized gain (loss) on foreign currency transactions	(17,876)	Change in net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(7,556)
		$(1,194,729)		$750,649

8. Risk Factors

ACIM utilizes multiple subadvisors to manage the fund’s assets, each employing its own particular investment strategy. Multi-manager strategies can increase the fund's portfolio turnover rate, which could result in higher levels of realized capital gains or losses, higher brokerage commissions and other transaction costs.

The fund’s investments in secured and unsecured participations in bank loan obligations and assignments of such loans may create substantial risk. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. The fund’s bank loan investments typically will result in the fund having a contractual relationship only with the lender, not with the borrower. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation.

28

The fund may invest in collateralized debt obligations, collateralized loan obligations and other related instruments. Collateralized debt obligations are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

The fund may invest in foreign securities, which are generally riskier than U.S. securities. As a result the fund may be subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience losses. For these and other reasons, securities of foreign issuers may be less liquid and more volatile. Investing in securities of companies located in emerging market countries generally is riskier than investing in securities of companies located in foreign developed countries.

Issuers of high-yield securities (also known as “junk bonds”) are more vulnerable to real or perceived economic changes (such as an economic downturn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price.

Mortgage-related and other asset-backed securities are subject to additional risks including prepayment and extension risk. Mortgage-backed securities offered by non-governmental issuers are subject to specific risks, such as the failure of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets underlying the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$56,124,974
Gross tax appreciation of investments	$788,706
Gross tax depreciation of investments	(1,921,436)
Net tax appreciation (depreciation) of investments	(1,132,730)
Net tax appreciation (depreciation) on securities sold short	(2,856)
Net tax appreciation (depreciation)	$(1,135,586)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(305,724), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of October 31, 2015, the fund had late-year ordinary loss deferrals of $(96,286), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

29

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(4)	$9.61	0.11	(0.20)	(0.09)	(0.01)	$9.51	(0.89)%	2.02%(5)	2.47%(5)	54%	$25,464
2015(6)	$10.00	0.10	(0.49)	(0.39)	—	$9.61	(3.90)%	2.00%(5)	2.55%(5)	23%	$21,898
Institutional Class
2016(4)	$9.61	0.12	(0.18)	(0.06)	(0.03)	$9.52	(0.77)%	1.82%(5)	2.67%(5)	54%	$5,944
2015(6)	$10.00	0.11	(0.50)	(0.39)	—	$9.61	(3.80)%	1.80%(5)	2.75%(5)	23%	$5,769
A Class
2016(4)	$9.60	0.10	(0.19)	(0.09)	—(7)	$9.51	(0.93)%	2.27%(5)	2.22%(5)	54%	$9,804
2015(6)	$10.00	0.09	(0.49)	(0.40)	—	$9.60	(4.00)%	2.25%(5)	2.30%(5)	23%	$9,673
C Class
2016(4)	$9.57	0.07	(0.20)	(0.13)	—	$9.44	(1.36)%	3.02%(5)	1.47%(5)	54%	$9,810
2015(6)	$10.00	0.06	(0.49)	(0.43)	—	$9.57	(4.30)%	3.00%(5)	1.55%(5)	23%	$9,687
R Class
2016(4)	$9.59	0.09	(0.20)	(0.11)	—	$9.48	(1.15)%	2.52%(5)	1.97%(5)	54%	$1,896
2015(6)	$10.00	0.08	(0.49)	(0.41)	—	$9.59	(4.10)%	2.50%(5)	2.05%(5)	23%	$1,917
R6 Class
2016(4)	$9.62	0.13	(0.20)	(0.07)	(0.03)	$9.52	(0.58)%	1.67%(5)	2.82%(5)	54%	$1,910
2015(6)	$10.00	0.12	(0.50)	(0.38)	—	$9.62	(3.80)%	1.65%(5)	2.90%(5)	23%	$1,924

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Ratio of operating expenses to average net assets does not include any fees and expenses of the acquired funds.

(4)	Six months ended April 30, 2016 (unaudited).

(5)	Annualized.

(6)	May 29, 2015 (fund inception) through October 31, 2015.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Approval of Subadvisory Agreement

The Fund is a multi-manager fund, which means that American Century Investment Management, Inc. (the "Advisor") has retained several subadvisors, each employing its own particular investment strategy, to manage and make investment decisions with respect to the Fund’s assets. The Advisor has engaged Perella Weinberg Partners Capital Management LP (“PWP”) to manage a portion of the Fund and to identify and recommend other underlying subadvisors to manage distinct investment strategies. PWP uses a flexible and opportunistic investment strategy that allocates Fund assets among underlying subadvisors with expertise in a particular investment strategy, and supplements those strategies with its own direct investment management and hedging strategies. PWP also provides tactical allocation of assets among the various underlying subadvisors and a framework for the risk management and investment monitoring of the Fund. The Advisor provides oversight of each of these functions.

At its meeting on December 1, 2015, the Fund's Board of Directors approved MAST Capital Management, LLC (the "Subadvisor") as an underlying subadvisor for the Fund. In considering the approval of the Subadvisor and the underlying subadvisory agreement between the Advisor and the Subadvisor, referred to herein as the “Subadvisory Agreement,” the Board received detailed information regarding the Subadvisor, as well as those individuals designated to manage the Fund.

The Board received a recommendation from the Advisor and PWP to approve the Subadvisor as an underlying subadvisor for the Fund. The information considered and the discussions held with regard to the Subadvisor included, but were not limited to:

•	the nature, extent, and quality of investment management services to be provided by the Subadvisor to the Fund;

•	the Subadvisor’s breadth of experience in managing its particular investment strategy and in managing investments generally;

•	the expected composition and liquidity of the securities to be held in the Subadvisor’s portion of the Fund;

•	data comparing the performance of the Subadvisor’s proposed investment strategies employed in similar accounts to appropriate benchmarks; and

•	the compliance policies, procedures, and regulatory experience of the Subadvisor, including management of other 1940 Act registered investment companies, if applicable.

The independent Directors reviewed the proposed fees for the Subadvisor, noting that the compensation paid to the Subadvisor would be paid by the Advisor out of the Fund’s unified fee. They also noted that the terms of the Subadvisory Agreement were the result of arms’ length negotiations between the Advisor and the Subadvisor. The independent Directors considered all of the information provided by the Advisor, the Subadvisor, and the independent Directors’ independent counsel in connection with the approval, and concluded that they had sufficient information to evaluate the proposed agreement on behalf of the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. Based on all of the information considered, the independent Directors concluded that the Subadvisory Agreement was fair and reasonable in light of the services to be provided and should be approved.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89222 1606

Semiannual Report

April 30, 2016

Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	6.9%
AvalonBay Communities, Inc.	3.6%
Mitsui Fudosan Co. Ltd.	3.5%
Boston Properties, Inc.	3.3%
ProLogis, Inc.	3.3%
Apartment Investment & Management Co., Class A	3.1%
General Growth Properties, Inc.	3.0%
Unibail-Rodamco SE	2.8%
CubeSmart	2.6%
Cheung Kong Property Holdings Ltd.	2.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	49.6%
Domestic Common Stocks	49.1%
Total Common Stocks	98.7%
Temporary Cash Investments	1.7%
Other Assets and Liabilities	(0.4)%

Investments by Country	% of net assets
United States	49.1%
Japan	12.1%
Hong Kong	7.0%
Australia	5.4%
United Kingdom	5.3%
France	4.7%
Canada	2.9%
China	2.8%
Germany	2.6%
Other Countries	6.8%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,016.80	$5.87	1.17%
Investor Class (before waiver)	$1,000	$1,016.80(2)	$6.07	1.21%
Institutional Class (after waiver)	$1,000	$1,017.90	$4.87	0.97%
Institutional Class (before waiver)	$1,000	$1,017.90(2)	$5.07	1.01%
A Class (after waiver)	$1,000	$1,016.00	$7.12	1.42%
A Class (before waiver)	$1,000	$1,016.00(2)	$7.32	1.46%
C Class (after waiver)	$1,000	$1,011.80	$10.85	2.17%
C Class (before waiver)	$1,000	$1,011.80(2)	$11.05	2.21%
R Class (after waiver)	$1,000	$1,015.10	$8.37	1.67%
R Class (before waiver)	$1,000	$1,015.10(2)	$8.57	1.71%
R6 Class (after waiver)	$1,000	$1,018.60	$4.12	0.82%
R6 Class (before waiver)	$1,000	$1,018.60(2)	$4.32	0.86%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.05	$5.87	1.17%
Investor Class (before waiver)	$1,000	$1,018.85	$6.07	1.21%
Institutional Class (after waiver)	$1,000	$1,020.04	$4.87	0.97%
Institutional Class (before waiver)	$1,000	$1,019.84	$5.07	1.01%
A Class (after waiver)	$1,000	$1,017.80	$7.12	1.42%
A Class (before waiver)	$1,000	$1,017.60	$7.32	1.46%
C Class (after waiver)	$1,000	$1,014.07	$10.87	2.17%
C Class (before waiver)	$1,000	$1,013.87	$11.07	2.21%
R Class (after waiver)	$1,000	$1,016.56	$8.37	1.67%
R Class (before waiver)	$1,000	$1,016.36	$8.57	1.71%
R6 Class (after waiver)	$1,000	$1,020.79	$4.12	0.82%
R6 Class (before waiver)	$1,000	$1,020.59	$4.32	0.86%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.7%
Australia — 5.4%
Charter Hall Group	60,562	$220,571
Goodman Group	337,536	1,768,287
Scentre Group	295,135	1,052,464
Vicinity Centres	556,921	1,405,870
Westfield Corp.	195,891	1,504,352
		5,951,544
Brazil — 0.5%
BR Malls Participacoes SA	117,700	583,153
Canada — 2.9%
Allied Properties Real Estate Investment Trust	27,082	763,010
Boardwalk Real Estate Investment Trust	11,843	506,870
Chartwell Retirement Residences	111,196	1,225,664
H&R Real Estate Investment Trust	39,253	685,762
		3,181,306
China — 2.8%
China Overseas Land & Investment Ltd.	196,000	625,379
China Resources Land Ltd.	542,888	1,340,965
Dalian Wanda Commercial Properties Co. Ltd., H Shares	53,700	354,797
Longfor Properties Co. Ltd.	538,000	757,385
		3,078,526
France — 4.7%
Klepierre	30,660	1,442,030
Nexity SA	12,227	655,645
Unibail-Rodamco SE	11,504	3,082,402
		5,180,077
Germany — 2.6%
Deutsche Wohnen AG	50,432	1,544,448
Grand City Properties SA	60,247	1,330,737
		2,875,185
Hong Kong — 7.0%
Cheung Kong Property Holdings Ltd.	399,000	2,739,077
Link REIT	272,000	1,653,341
Sino Land Co. Ltd.	610,000	960,977
Sun Hung Kai Properties Ltd.	180,000	2,275,265
		7,628,660
Indonesia — 0.5%
Bumi Serpong Damai Tbk PT	2,718,600	381,362
Summarecon Agung Tbk PT	1,587,900	188,434
		569,796
Japan — 12.1%
Advance Residence Investment Corp.	411	1,105,378
Daiwa House Residential Investment Corp.	284	698,533
Hulic Co. Ltd.	175,100	1,709,030
Japan Real Estate Investment Corp.	250	1,552,001
Mitsubishi Estate Co. Ltd.	45,000	855,271
6

	Shares	Value
Mitsui Fudosan Co. Ltd.	159,000	$3,821,424
Mori Hills REIT Investment Corp.	1,116	1,675,082
Orix JREIT, Inc.	1,082	1,803,026
		13,219,745
Philippines — 1.2%
Ayala Land, Inc.	1,087,000	803,296
SM Prime Holdings, Inc.	951,100	459,449
		1,262,745
Singapore — 1.8%
CapitaLand Mall Trust	293,800	452,219
City Developments Ltd.	100,000	620,144
Global Logistic Properties Ltd.	328,900	468,337
Mapletree Industrial Trust	368,500	439,783
		1,980,483
South Africa — 0.8%
Growthpoint Properties Ltd.	346,346	611,904
Hyprop Investments Ltd.	32,545	280,908
		892,812
Spain — 0.9%
Inmobiliaria Colonial SA(1)	1,300,179	997,476
Sweden — 1.1%
Hufvudstaden AB, A Shares	75,889	1,175,599
United Kingdom — 5.3%
Big Yellow Group plc	60,467	712,112
Derwent London plc	21,820	1,047,015
Great Portland Estates plc	125,096	1,385,504
Land Securities Group plc	76,895	1,271,861
Safestore Holdings plc	133,670	661,326
UNITE Group plc (The)	84,522	781,134
		5,858,952
United States — 49.1%
Acadia Realty Trust	69,050	2,326,985
American Campus Communities, Inc.	35,573	1,591,892
Apartment Investment & Management Co., Class A	84,591	3,388,715
AvalonBay Communities, Inc.	22,443	3,967,698
Boston Properties, Inc.	28,367	3,655,372
Colony Starwood Homes	44,641	1,087,901
CubeSmart	95,954	2,841,198
Digital Realty Trust, Inc.	28,659	2,521,419
Douglas Emmett, Inc.	28,008	908,860
Equinix, Inc.	5,050	1,668,268
General Growth Properties, Inc.	116,383	3,262,215
Hilton Worldwide Holdings, Inc.	51,955	1,145,608
Liberty Property Trust	63,710	2,223,479
MGM Growth Properties LLC, Class A(1)	4,159	91,789
Physicians Realty Trust	66,737	1,209,942
ProLogis, Inc.	79,299	3,600,968
Simon Property Group, Inc.	37,720	7,588,132
SL Green Realty Corp.	25,514	2,681,011
STORE Capital Corp.	68,114	1,748,486
VEREIT, Inc.	184,691	1,640,056

7

	Shares	Value
Vornado Realty Trust	26,515	$2,538,281
Welltower, Inc.	32,388	2,248,375
		53,936,650
TOTAL COMMON STOCKS (Cost $99,084,813)		108,372,709
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $732,639), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $718,199)		718,190
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $1,223,469), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $1,197,008)		1,197,000
State Street Institutional Liquid Reserves Fund, Premier Class	809	809
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,915,999)		1,915,999
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $101,000,812)		110,288,708
OTHER ASSETS AND LIABILITIES — (0.4)%		(438,081)
TOTAL NET ASSETS — 100.0%		$109,850,627

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	21.8%
Office REITs	16.3%
Residential REITs	10.7%
Diversified REITs	8.3%
Real Estate Operating Companies	8.2%
Diversified Real Estate Activities	7.8%
Specialized REITs	7.6%
Real Estate Development	7.3%
Industrial REITs	5.3%
Health Care REITs	4.3%
Hotels, Resorts and Cruise Lines	1.0%
Hotel and Resort REITs	0.1%
Cash and Equivalents*	1.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.
See Notes to Financial Statements.

8

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $101,000,812)	$110,288,708
Foreign currency holdings, at value (cost of $28,861)	28,216
Receivable for investments sold	687,157
Receivable for capital shares sold	80,835
Dividends and interest receivable	126,451
Other assets	335
111,211,702

Liabilities
Payable for investments purchased	990,081
Payable for capital shares redeemed	259,206
Accrued management fees	101,586
Distribution and service fees payable	10,202
1,361,075

Net Assets	$109,850,627

Net Assets Consist of:
Capital (par value and paid-in surplus)	$106,054,468
Distributions in excess of net investment income	(1,121,277)
Accumulated net realized loss	(4,375,863)
Net unrealized appreciation	9,293,299
$109,850,627

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$69,415,013	6,050,198	$11.47
Institutional Class, $0.01 Par Value	$3,827,198	333,565	$11.47
A Class, $0.01 Par Value	$20,561,461	1,792,110	$11.47*
C Class, $0.01 Par Value	$7,153,412	624,252	$11.46
R Class, $0.01 Par Value	$148,437	12,929	$11.48
R6 Class, $0.01 Par Value	$8,745,106	762,277	$11.47
*Maximum offering price $12.17 (net asset value divided by 0.9425).

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $61,846)	$1,600,790
Interest	923
1,601,713

Expenses:
Management fees	632,469
Distribution and service fees:
A Class	25,272
C Class	35,096
R Class	538
Directors' fees and expenses	2,015
Other expenses	721
696,111
Fees waived	(21,711)
674,400

Net investment income (loss)	927,313

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(230,523)
Foreign currency transactions	4,276
(226,247)

Change in net unrealized appreciation (depreciation) on:
Investments	687,880
Translation of assets and liabilities in foreign currencies	8,740
696,620

Net realized and unrealized gain (loss)	470,373

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,397,686

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$927,313	$1,465,472
Net realized gain (loss)	(226,247)	(1,579,776)
Change in net unrealized appreciation (depreciation)	696,620	(78,125)
Net increase (decrease) in net assets resulting from operations	1,397,686	(192,429)

Distributions to Shareholders
From net investment income:
Investor Class	(2,084,369)	(2,431,936)
Institutional Class	(129,457)	(256,274)
A Class	(553,119)	(595,878)
C Class	(140,545)	(150,914)
R Class	(5,959)	(18,030)
R6 Class	(310,389)	(1,267)
From net realized gains:
Investor Class	—	(812,440)
Institutional Class	—	(81,260)
A Class	—	(213,379)
C Class	—	(68,884)
R Class	—	(6,955)
R6 Class	—	(387)
Decrease in net assets from distributions	(3,223,838)	(4,637,604)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,279,972)	17,291,214

Net increase (decrease) in net assets	(3,106,124)	12,461,181

Net Assets
Beginning of period	112,956,751	100,495,570
End of period	$109,850,627	$112,956,751

Undistributed (distributions in excess of) net investment income	$(1,121,277)	$1,175,248

See Notes to Financial Statements.

11

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in

13

the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, A Class, C Class and R Class, 1.00% for the Institutional Class and 0.85% for the R6 Class. During the six months ended April 30, 2016, the investment advisor voluntarily agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2016 was $13,715, $813, $4,044, $1,404, $43 and $1,692 for the Investor Class, Institutional Class, A Class, C Class, R Class and the R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended April 30, 2016 was 1.16% for the Investor Class, A Class, C Class and R Class, 0.96% for the Institutional Class and 0.81% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $156,601,707 and $160,150,086, respectively.

14

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		70,000,000
Sold	1,114,326	$12,426,891	4,069,897	$48,422,421
Issued in reinvestment of distributions	160,768	1,789,344	250,279	2,853,181
Redeemed	(1,487,915)	(16,300,046)	(3,808,028)	(44,360,141)
	(212,821)	(2,083,811)	512,148	6,915,461
Institutional Class/Shares Authorized	20,000,000		20,000,000
Sold	62,487	699,364	161,180	1,923,486
Issued in reinvestment of distributions	11,297	125,737	29,062	331,011
Redeemed	(112,113)	(1,252,365)	(552,807)	(6,566,497)
	(38,329)	(427,264)	(362,565)	(4,312,000)
A Class/Shares Authorized	15,000,000		15,000,000
Sold	182,995	2,035,307	827,296	9,807,640
Issued in reinvestment of distributions	48,559	540,949	69,776	796,148
Redeemed	(272,869)	(3,046,598)	(444,969)	(5,229,769)
	(41,315)	(470,342)	452,103	5,374,019
C Class/Shares Authorized	10,000,000		10,000,000
Sold	33,750	379,871	219,128	2,603,059
Issued in reinvestment of distributions	9,381	104,697	13,647	155,849
Redeemed	(42,196)	(474,046)	(63,466)	(728,593)
	935	10,522	169,309	2,030,315
R Class/Shares Authorized	10,000,000		10,000,000
Sold	2,692	29,894	20,657	244,712
Issued in reinvestment of distributions	534	5,959	2,188	24,985
Redeemed	(11,468)	(126,166)	(33,524)	(411,077)
	(8,242)	(90,313)	(10,679)	(141,380)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	284,748	3,310,076	648,641	7,852,607
Issued in reinvestment of distributions	27,913	310,389	145	1,654
Redeemed	(164,304)	(1,839,229)	(37,219)	(429,462)
	148,357	1,781,236	611,567	7,424,799
Net increase (decrease)	(151,415)	$(1,279,972)	1,371,883	$17,291,214

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

15

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$53,936,650	—	—
Other Countries	—	$54,436,059	—
Temporary Cash Investments	809	1,915,190	—
	$53,937,459	$56,351,249	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$102,068,041
Gross tax appreciation of investments	$8,517,791
Gross tax depreciation of investments	(297,124)
Net tax appreciation (depreciation) of investments	$8,220,667

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(2,270,477), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$11.62	0.10	0.08	0.18	(0.33)	—	(0.33)	$11.47	1.68%	1.17%(4)	1.21%(4)	1.78%(4)	1.74%(4)	145%	$69,415
2015	$12.03	0.17	0.02	0.19	(0.45)	(0.15)	(0.60)	$11.62	1.70%	1.20%	1.21%	1.39%	1.38%	248%	$72,769
2014	$11.54	0.13	0.88	1.01	(0.37)	(0.15)	(0.52)	$12.03	9.29%	1.20%	1.20%	1.15%	1.15%	275%	$69,207
2013	$10.90	0.13	1.12	1.25	(0.36)	(0.25)	(0.61)	$11.54	11.99%	1.20%	1.20%	1.15%	1.15%	392%	$43,927
2012(5)	$9.75	0.07	1.08	1.15	—	—	—	$10.90	11.68%	1.20%(4)	1.20%(4)	1.15%(4)	1.15%(4)	264%	$23,143
2012(6)	$10.00	0.14	(0.32)(7)	(0.18)	(0.07)	—	(0.07)	$9.75	(1.57)%	1.21%(4)	1.21%(4)	1.63%(4)	1.63%(4)	462%	$7,322
Institutional Class
2016(3)	$11.63	0.11	0.09	0.20	(0.36)	—	(0.36)	$11.47	1.79%	0.97%(4)	1.01%(4)	1.98%(4)	1.94%(4)	145%	$3,827
2015	$12.05	0.19	0.02	0.21	(0.48)	(0.15)	(0.63)	$11.63	1.83%	1.00%	1.01%	1.59%	1.58%	248%	$4,325
2014	$11.56	0.15	0.88	1.03	(0.39)	(0.15)	(0.54)	$12.05	9.50%	1.00%	1.00%	1.35%	1.35%	275%	$8,848
2013	$10.91	0.15	1.13	1.28	(0.38)	(0.25)	(0.63)	$11.56	12.30%	1.00%	1.00%	1.35%	1.35%	392%	$7,916
2012(5)	$9.75	0.08	1.08	1.16	—	—	—	$10.91	11.90%	1.00%(4)	1.00%(4)	1.35%(4)	1.35%(4)	264%	$2,711
2012(6)	$10.00	0.17	(0.33)(7)	(0.16)	(0.09)	—	(0.09)	$9.75	(1.47)%	1.01%(4)	1.01%(4)	1.83%(4)	1.83%(4)	462%	$1,210

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$11.60	0.09	0.09	0.18	(0.31)	—	(0.31)	$11.47	1.60%	1.42%(4)	1.46%(4)	1.53%(4)	1.49%(4)	145%	$20,561
2015	$12.02	0.13	0.02	0.15	(0.42)	(0.15)	(0.57)	$11.60	1.35%	1.45%	1.46%	1.14%	1.13%	248%	$21,275
2014	$11.53	0.11	0.87	0.98	(0.34)	(0.15)	(0.49)	$12.02	9.02%	1.45%	1.45%	0.90%	0.90%	275%	$16,601
2013	$10.89	0.10	1.12	1.22	(0.33)	(0.25)	(0.58)	$11.53	11.72%	1.45%	1.45%	0.90%	0.90%	392%	$18,926
2012(5)	$9.76	0.06	1.07	1.13	—	—	—	$10.89	11.58%	1.45%(4)	1.45%(4)	0.90%(4)	0.90%(4)	264%	$2,460
2012(6)	$10.00	0.12	(0.31)(7)	(0.19)	(0.05)	—	(0.05)	$9.76	(1.82)%	1.46%(4)	1.46%(4)	1.38%(4)	1.38%(4)	462%	$700
C Class
2016(3)	$11.55	0.04	0.09	0.13	(0.22)	—	(0.22)	$11.46	1.18%	2.17%(4)	2.21%(4)	0.78%(4)	0.74%(4)	145%	$7,153
2015	$11.96	0.05	0.02	0.07	(0.33)	(0.15)	(0.48)	$11.55	0.73%	2.20%	2.21%	0.39%	0.38%	248%	$7,197
2014	$11.47	0.02	0.88	0.90	(0.26)	(0.15)	(0.41)	$11.96	8.12%	2.20%	2.20%	0.15%	0.15%	275%	$5,428
2013	$10.83	—(8)	1.14	1.14	(0.25)	(0.25)	(0.50)	$11.47	10.94%	2.20%	2.20%	0.15%	0.15%	392%	$2,614
2012(5)	$9.75	0.02	1.06	1.08	—	—	—	$10.83	11.08%	2.20%(4)	2.20%(4)	0.15%(4)	0.15%(4)	264%	$610
2012(6)	$10.00	0.05	(0.30)(7)	(0.25)	—	—	—	$9.75	(2.50)%	2.21%(4)	2.21%(4)	0.63%(4)	0.63%(4)	462%	$394

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$11.59	0.07	0.10	0.17	(0.28)	—	(0.28)	$11.48	1.51%	1.67%(4)	1.71%(4)	1.28%(4)	1.24%(4)	145%	$148
2015	$12.01	0.11	0.01	0.12	(0.39)	(0.15)	(0.54)	$11.59	1.08%	1.70%	1.71%	0.89%	0.88%	248%	$245
2014	$11.52	0.08	0.87	0.95	(0.31)	(0.15)	(0.46)	$12.01	8.74%	1.70%	1.70%	0.65%	0.65%	275%	$382
2013	$10.87	0.08	1.12	1.20	(0.30)	(0.25)	(0.55)	$11.52	11.55%	1.70%	1.70%	0.65%	0.65%	392%	$489
2012(5)	$9.76	0.05	1.06	1.11	—	—	—	$10.87	11.37%	1.70%(4)	1.70%(4)	0.65%(4)	0.65%(4)	264%	$439
2012(6)	$10.00	0.09	(0.30)(7)	(0.21)	(0.03)	—	(0.03)	$9.76	(2.07)%	1.71%(4)	1.71%(4)	1.13%(4)	1.13%(4)	462%	$393
R6 Class
2016(3)	$11.64	0.12	0.08	0.20	(0.37)	—	(0.37)	$11.47	1.86%	0.82%(4)	0.86%(4)	2.13%(4)	2.09%(4)	145%	$8,745
2015	$12.06	0.18	0.04	0.22	(0.49)	(0.15)	(0.64)	$11.64	1.99%	0.85%	0.86%	1.74%	1.73%	248%	$7,145
2014	$11.57	0.17	0.88	1.05	(0.41)	(0.15)	(0.56)	$12.06	9.67%	0.85%	0.85%	1.50%	1.50%	275%	$28
2013(9)	$11.18	0.03	0.36	0.39	—	—	—	$11.57	3.49%	0.85%(4)	0.85%(4)	1.07%(4)	1.07%(4)	392%(10)	$26

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period.

(6)	April 29, 2011 (fund inception) through March 31, 2012.

(7)
Per-share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(8)	Per-share amount was less than $0.005.

(9)	July 26, 2013 (commencement of sale) through October 31, 2013.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89220 1606

Semiannual Report

April 30, 2016

NT Global Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	6.9%
AvalonBay Communities, Inc.	3.6%
Mitsui Fudosan Co. Ltd.	3.5%
Boston Properties, Inc.	3.3%
ProLogis, Inc.	3.3%
Apartment Investment & Management Co., Class A	3.1%
General Growth Properties, Inc.	3.0%
Unibail-Rodamco SE	2.8%
CubeSmart	2.6%
Cheung Kong Property Holdings Ltd.	2.5%

Types of Investments in Portfolio	% of net assets
Foreign Common Stocks	49.3%
Domestic Common Stocks	49.0%
Total Common Stocks	98.3%
Temporary Cash Investments	1.9%
Other Assets and Liabilities	(0.2)%

Investments by Country	% of net assets
United States	49.0%
Japan	12.0%
Hong Kong	6.9%
Australia	5.4%
United Kingdom	5.3%
France	4.7%
Canada	2.9%
China	2.8%
Germany	2.6%
Other Countries	6.7%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class (after waiver)	$1,000	$1,016.90	$5.87	1.17%
Investor Class (before waiver)	$1,000	$1,016.90(2)	$6.07	1.21%
Institutional Class (after waiver)	$1,000	$1,017.40	$4.87	0.97%
Institutional Class (before waiver)	$1,000	$1,017.40(2)	$5.07	1.01%
R6 Class (after waiver)	$1,000	$1,018.60	$4.12	0.82%
R6 Class (before waiver)	$1,000	$1,018.60(2)	$4.32	0.86%
Hypothetical
Investor Class (after waiver)	$1,000	$1,019.05	$5.87	1.17%
Investor Class (before waiver)	$1,000	$1,018.85	$6.07	1.21%
Institutional Class (after waiver)	$1,000	$1,020.04	$4.87	0.97%
Institutional Class (before waiver)	$1,000	$1,019.84	$5.07	1.01%
R6 Class (after waiver)	$1,000	$1,020.79	$4.12	0.82%
R6 Class (before waiver)	$1,000	$1,020.59	$4.32	0.86%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

(2)	Ending account value assumes the return earned after waiver and would have been lower if a portion of the fees had not been waived.

4

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.3%
Australia — 5.4%
Charter Hall Group	214,742	$782,107
Goodman Group	1,196,844	6,270,039
Scentre Group	1,048,359	3,738,491
Vicinity Centres	1,978,258	4,993,838
Westfield Corp.	689,624	5,295,991
		21,080,466
Brazil — 0.5%
BR Malls Participacoes SA	416,200	2,062,092
Canada — 2.9%
Allied Properties Real Estate Investment Trust	95,703	2,696,343
Boardwalk Real Estate Investment Trust	41,912	1,793,795
Chartwell Retirement Residences	394,710	4,350,713
H&R Real Estate Investment Trust	139,498	2,437,073
		11,277,924
China — 2.8%
China Overseas Land & Investment Ltd.	694,000	2,214,351
China Resources Land Ltd.	1,920,000	4,742,513
Dalian Wanda Commercial Properties Co. Ltd., H Shares	189,700	1,253,352
Longfor Properties Co. Ltd.	1,904,000	2,680,411
		10,890,627
France — 4.7%
Klepierre	108,356	5,096,302
Nexity SA	43,931	2,355,699
Unibail-Rodamco SE	40,979	10,979,987
		18,431,988
Germany — 2.6%
Deutsche Wohnen AG	177,459	5,434,571
Grand City Properties SA	214,003	4,726,903
		10,161,474
Hong Kong — 6.9%
Cheung Kong Property Holdings Ltd.	1,421,000	9,754,960
Link REIT	962,500	5,850,517
Sino Land Co. Ltd.	2,148,000	3,383,898
Sun Hung Kai Properties Ltd.	638,000	8,064,549
		27,053,924
Indonesia — 0.5%
Bumi Serpong Damai Tbk PT	9,656,800	1,354,646
Summarecon Agung Tbk PT	5,629,100	667,997
		2,022,643
Japan — 12.0%
Advance Residence Investment Corp.	1,460	3,926,649
Daiwa House Residential Investment Corp.	1,009	2,481,762
Hulic Co. Ltd.	621,700	6,067,984
Japan Real Estate Investment Corp.	888	5,512,706
Mitsubishi Estate Co. Ltd.	160,000	3,040,962

5

	Shares	Value
Mitsui Fudosan Co. Ltd.	564,000	$13,555,241
Mori Hills REIT Investment Corp.	3,966	5,952,844
Orix JREIT, Inc.	3,845	6,407,240
		46,945,388
Philippines — 1.1%
Ayala Land, Inc.	3,841,800	2,839,101
SM Prime Holdings, Inc.	3,351,100	1,618,820
		4,457,921
Singapore — 1.8%
CapitaLand Mall Trust	1,043,200	1,605,699
City Developments Ltd.	356,400	2,210,191
Global Logistic Properties Ltd.	1,167,800	1,662,890
Mapletree Industrial Trust	1,308,400	1,561,499
		7,040,279
South Africa — 0.8%
Growthpoint Properties Ltd.	1,230,712	2,174,349
Hyprop Investments Ltd.	115,991	1,001,164
		3,175,513
Spain — 0.9%
Inmobiliaria Colonial SA(1)	4,646,505	3,564,723
Sweden — 1.1%
Hufvudstaden AB, A Shares	267,565	4,144,859
United Kingdom — 5.3%
Big Yellow Group plc	214,523	2,526,411
Derwent London plc	77,384	3,713,209
Great Portland Estates plc	443,520	4,912,216
Land Securities Group plc	274,015	4,532,271
Safestore Holdings plc	474,076	2,345,471
UNITE Group plc (The)	299,980	2,772,349
		20,801,927
United States — 49.0%
Acadia Realty Trust	243,991	8,222,497
American Campus Communities, Inc.	127,103	5,687,859
Apartment Investment & Management Co., Class A	300,823	12,050,969
AvalonBay Communities, Inc.	79,772	14,102,892
Boston Properties, Inc.	101,047	13,020,916
Colony Starwood Homes	158,468	3,861,865
CubeSmart	341,802	10,120,757
Digital Realty Trust, Inc.	102,353	9,005,017
Douglas Emmett, Inc.	99,491	3,228,483
Equinix, Inc.	17,802	5,880,891
General Growth Properties, Inc.	414,574	11,620,509
Hilton Worldwide Holdings, Inc.	185,052	4,080,397
Liberty Property Trust	227,030	7,923,347
MGM Growth Properties LLC, Class A(1)	14,732	325,135
Physicians Realty Trust	236,529	4,288,271
ProLogis, Inc.	282,526	12,829,506
Simon Property Group, Inc.	134,388	27,034,834
SL Green Realty Corp.	90,885	9,550,196
STORE Capital Corp.	242,681	6,229,621
VEREIT, Inc.	655,621	5,821,915

6

	Shares	Value
Vornado Realty Trust	94,347	$9,031,838
Welltower, Inc.	115,055	7,987,118
		191,904,833
TOTAL COMMON STOCKS (Cost $360,671,010)		385,016,581
TEMPORARY CASH INVESTMENTS — 1.9%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $2,817,758), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $2,762,224)		2,762,189
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $4,701,244), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $4,605,031)		4,605,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,819	1,819
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,369,008)		7,369,008
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $368,040,018)		392,385,589
OTHER ASSETS AND LIABILITIES — (0.2)%		(738,799)
TOTAL NET ASSETS — 100.0%		$391,646,790

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	21.9%
Office REITs	16.2%
Residential REITs	10.7%
Diversified REITs	8.2%
Real Estate Operating Companies	8.2%
Specialized REITs	7.6%
Diversified Real Estate Activities	7.6%
Real Estate Development	7.3%
Industrial REITs	5.3%
Health Care REITs	4.2%
Hotels, Resorts and Cruise Lines	1.0%
Hotel and Resort REITs	0.1%
Cash and Equivalents*	1.7%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $368,040,018)	$392,385,589
Foreign currency holdings, at value (cost of $85,793)	83,648
Receivable for investments sold	2,376,901
Receivable for capital shares sold	103,148
Dividends and interest receivable	529,666
395,478,952

Liabilities
Payable for investments purchased	3,507,313
Accrued management fees	324,849
3,832,162

Net Assets	$391,646,790

Net Assets Consist of:
Capital (par value and paid-in surplus)	$407,980,075
Distributions in excess of net investment income	(2,016,697)
Accumulated net realized loss	(38,689,295)
Net unrealized appreciation	24,372,707
$391,646,790

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$118,071,537	12,431,217	$9.50
Institutional Class, $0.01 Par Value	$255,262,224	26,860,386	$9.50
R6 Class, $0.01 Par Value	$18,313,029	1,926,222	$9.51

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $214,806)	$5,443,244
Interest	4,090
5,447,334

Expenses:
Management fees	1,940,692
Directors' fees and expenses	6,678
Other expenses	4,624
1,951,994
Fees waived	(73,637)
1,878,357

Net investment income (loss)	3,568,977

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(11,570,707)
Foreign currency transactions	44,299
(11,526,408)

Change in net unrealized appreciation (depreciation) on:
Investments	15,445,800
Translation of assets and liabilities in foreign currencies	36,313
15,482,113

Net realized and unrealized gain (loss)	3,955,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,524,682

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND PERIOD ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015(1)
Operations
Net investment income (loss)	$3,568,977	$3,500,140
Net realized gain (loss)	(11,526,408)	(26,764,584)
Change in net unrealized appreciation (depreciation)	15,482,113	8,890,594
Net increase (decrease) in net assets resulting from operations	7,524,682	(14,373,850)

Distributions to Shareholders
From net investment income:
Investor Class	(3,011,060)	—
Institutional Class	(6,093,250)	—
R6 Class	(379,807)	—
Decrease in net assets from distributions	(9,484,117)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	47,508,357	360,471,718

Net increase (decrease) in net assets	45,548,922	346,097,868

Net Assets
Beginning of period	346,097,868	—
End of period	$391,646,790	$346,097,868

Undistributed (distributions in excess of) net investment income	$(2,016,697)	$3,898,443

(1)	March 19, 2015 (fund inception) through October 31, 2015.

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Global Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, the Institutional Class and the R6 Class, which have different fees and expenses. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fund’s shares are available for purchase exclusively by certain American Century Investments funds of funds and the fund’s arrangements for shareholder and distribution services take into account the varying levels of services required by shareholders of different classes of the funds of funds. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of the Investor Class. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees. All classes of the fund commenced sale on March 19, 2015, the fund’s inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been

11

declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The annual management fee is 1.20% for the Investor Class, 1.00% for the Institutional Class and 0.85% for the R6 Class. During the six months ended April 30, 2016, the investment advisor voluntarily agreed to waive 0.04% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors. The total amount of the waiver for each class for the six months ended April 30, 2016 was $22,342, $48,115 and $3,180 for the Investor Class, Institutional Class and R6 Class, respectively. The effective annual management fee after waiver for each class for the six months ended April 30, 2016 was 1.16% for the Investor Class, 0.96% for the Institutional Class and 0.81% for the R6 Class.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $589,246,302 and $549,357,590, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Period ended October 31, 2015(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	70,000,000		70,000,000
Sold	4,155,801	$39,675,400	9,664,941	$96,620,631
Issued in reinvestment of distributions	331,980	3,011,060	—	—
Redeemed	(1,675,957)	(15,537,221)	(45,548)	(431,789)
	2,811,824	27,149,239	9,619,393	96,188,842
Institutional Class/Shares Authorized	160,000,000		150,000,000
Sold	2,376,285	21,342,992	26,126,396	260,420,333
Issued in reinvestment of distributions	671,803	6,093,250	—	—
Redeemed	(1,304,049)	(12,056,335)	(1,010,049)	(9,865,944)
	1,744,039	15,379,907	25,116,347	250,554,389
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	540,969	4,975,550	1,501,440	14,826,317
Issued in reinvestment of distributions	41,921	379,807	—	—
Redeemed	(40,019)	(376,146)	(118,089)	(1,097,830)
	542,871	4,979,211	1,383,351	13,728,487
Net increase (decrease)	5,098,734	$47,508,357	36,119,091	$360,471,718

(1)	March 19, 2015 (fund inception) through October 31, 2015.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
United States	$191,904,833	—	—
Other Countries	—	$193,111,748	—
Temporary Cash Investments	1,819	7,367,189	—
	$191,906,652	$200,478,937	—

14

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$372,929,494
Gross tax appreciation of investments	$21,025,316
Gross tax depreciation of investments	(1,569,221)
Net tax appreciation (depreciation) of investments	$19,456,095

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(22,764,806), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

15

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$9.57	0.08	0.07	0.15	(0.22)	$9.50	1.69%	1.17%(4)	1.21%(4)	1.79%(4)	1.75%(4)	151%	$118,072
2015(5)	$10.00	0.09	(0.52)	(0.43)	—	$9.57	(4.30)%	1.19%(4)	1.20%(4)	1.50%(4)	1.49%(4)	151%	$92,086
Institutional Class
2016(3)	$9.59	0.09	0.06	0.15	(0.24)	$9.50	1.74%	0.97%(4)	1.01%(4)	1.99%(4)	1.95%(4)	151%	$255,262
2015(5)	$10.00	0.10	(0.51)	(0.41)	—	$9.59	(4.20)%	0.99%(4)	1.00%(4)	1.70%(4)	1.69%(4)	151%	$240,740
R6 Class
2016(3)	$9.59	0.10	0.07	0.17	(0.25)	$9.51	1.86%	0.82%(4)	0.86%(4)	2.14%(4)	2.10%(4)	151%	$18,313
2015(5)	$10.00	0.11	(0.52)	(0.41)	—	$9.59	(4.10)%	0.84%(4)	0.85%(4)	1.85%(4)	1.84%(4)	151%	$13,271

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2016 (unaudited).

(4)	Annualized.

(5)	March 19, 2015 (fund inception) through October 31, 2015.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

17

Notes

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89228 1606

Semiannual Report

April 30, 2016

Real Estate Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Dear Investor:

Thank you for reviewing this semiannual report for the six months ended April 30, 2016. It provides a macroeconomic and financial market overview (below), followed by a schedule of fund investments and other financial information.

For additional commentary and information on fund performance, key factors that affected asset returns, and other insights regarding the investment markets, we encourage you to visit our website, americancentury.com.

Jonathan Thomas

Economic Growth Concerns and Central Bank Policies Triggered Market Volatility

Global macroeconomic events—in the form of widespread recession fears and resulting central bank policy moves—played key roles in a volatile market period. Stock index graphs of the six months show a massive V shape, with the nadir of the V pointed directly at February 11. From December 29 to mid-February, stock market indices declined sharply on a confluence of factors that carried over from last summer’s similar sell-off, including concerns about China’s slowing economic growth, its possible contagion to the global economy, another supply/demand imbalance-based energy price collapse, and a Chinese currency devaluation.

Furthermore, the Federal Reserve (Fed) started to raise interest rates in December and projected four more rate hikes in 2016, which put additional pressure on commodity prices and emerging markets. These factors combined to drive down stock prices and U.S. Treasury yields until mid-February, when the markets reversed, partly in response to glimmers of hope in relieving the global oil supply glut. Oil prices started to rise, China stabilized, and stock markets rallied. Central bank stimulus governed the markets, with the Bank of Japan suddenly resorting to negative interest rates, the Fed holding rates steady while reducing its rate hike projections, and the European Central Bank announcing significant additional stimulus.

Relatively moderate broad market gains and losses for the reporting period do not capture what a volatile six months it was. Bonds (and higher-yielding, more bond-like stock sectors, such as utilities, telecommunications, and REITs) generally outperformed the broad stock market. Conversely, the information technology and financials stock sectors lagged. We expect additional market volatility this year due to the fragile global economic environment and uncertainty surrounding future Fed moves and the U.S. presidential election. This could present both challenges and opportunities for active investment managers. In this environment, we continue to believe in a disciplined, diversified, risk-aware investment approach, using professionally managed portfolios to meet financial goals. We appreciate your trust in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2016
Top Ten Holdings	% of net assets
Simon Property Group, Inc.	11.1%
ProLogis, Inc.	4.9%
Equinix, Inc.	4.8%
Boston Properties, Inc.	4.6%
Welltower, Inc.	4.4%
General Growth Properties, Inc.	4.2%
Vornado Realty Trust	3.7%
AvalonBay Communities, Inc.	3.7%
Public Storage	3.5%
SL Green Realty Corp.	3.4%

Sub-Industry Allocation	% of net assets
Retail REITs	25.7%
Residential REITs	16.2%
Office REITs	16.1%
Specialized REITs	14.4%
Health Care REITs	9.1%
Diversified REITs	8.9%
Industrial REITs	4.9%
Hotel and Resort REITs	2.3%
Hotels, Resorts and Cruise Lines	1.0%
Cash and Equivalents*	1.4%
*Includes temporary cash investments and other assets and liabilities.

Types of Investments in Portfolio	% of net assets
Common Stocks	98.6%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period(1) 11/1/15 - 4/30/16	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.10	$5.78	1.14%
Institutional Class	$1,000	$1,041.10	$4.77	0.94%
A Class	$1,000	$1,038.80	$7.05	1.39%
C Class	$1,000	$1,034.80	$10.83	2.14%
R Class	$1,000	$1,037.60	$8.31	1.64%
R6 Class	$1,000	$1,041.90	$4.01	0.79%
Hypothetical
Investor Class	$1,000	$1,019.20	$5.72	1.14%
Institutional Class	$1,000	$1,020.19	$4.72	0.94%
A Class	$1,000	$1,017.95	$6.97	1.39%
C Class	$1,000	$1,014.22	$10.72	2.14%
R Class	$1,000	$1,016.71	$8.22	1.64%
R6 Class	$1,000	$1,020.94	$3.97	0.79%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

5

Schedule of Investments

APRIL 30, 2016 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Diversified REITs — 8.9%
Duke Realty Corp.	1,021,081	$22,331,042
Forest City Realty Trust, Inc.	894,094	18,579,273
Liberty Property Trust	972,540	33,941,646
STORE Capital Corp.	1,002,311	25,729,323
VEREIT, Inc.	3,456,181	30,690,887
		131,272,171
Health Care REITs — 9.1%
Care Capital Properties, Inc.	435,749	11,621,426
Medical Properties Trust, Inc.	1,040,368	13,847,298
Physicians Realty Trust	980,223	17,771,443
Ventas, Inc.	439,382	27,294,410
Welltower, Inc.	923,793	64,129,710
		134,664,287
Hotel and Resort REITs — 2.3%
Host Hotels & Resorts, Inc.	1,259,838	19,930,637
MGM Growth Properties LLC, Class A(1)	55,948	1,234,772
Pebblebrook Hotel Trust	135,407	3,742,650
Sunstone Hotel Investors, Inc.	702,448	8,998,359
		33,906,418
Hotels, Resorts and Cruise Lines — 1.0%
Hilton Worldwide Holdings, Inc.	670,093	14,775,551
Industrial REITs — 4.9%
ProLogis, Inc.	1,590,718	72,234,504
Office REITs — 16.1%
Alexandria Real Estate Equities, Inc.	252,745	23,492,648
Boston Properties, Inc.	526,177	67,803,168
Douglas Emmett, Inc.	589,583	19,131,968
Hudson Pacific Properties, Inc.	262,339	7,673,416
Mack-Cali Realty Corp.	561,972	14,364,004
SL Green Realty Corp.	477,118	50,135,559
Vornado Realty Trust	567,035	54,282,261
		236,883,024
Residential REITs — 16.2%
American Campus Communities, Inc.	406,108	18,173,333
Apartment Investment & Management Co., Class A	741,381	29,699,723
AvalonBay Communities, Inc.	306,317	54,153,782
Camden Property Trust	303,291	24,484,682
Colony Starwood Homes	747,115	18,207,193
Education Realty Trust, Inc.	300,507	11,951,163
Equity Residential	598,706	40,753,917
Essex Property Trust, Inc.	161,406	35,581,953
UDR, Inc.	163,293	5,702,192
		238,707,938
Retail REITs — 25.7%
Acadia Realty Trust	578,447	19,493,664

6

	Shares	Value
Brixmor Property Group, Inc.	727,729	$18,375,157
Equity One, Inc.	584,402	16,538,577
General Growth Properties, Inc.	2,230,424	62,518,785
Kimco Realty Corp.	1,293,865	36,383,484
Macerich Co. (The)	258,515	19,667,821
Retail Properties of America, Inc.	1,387,127	22,180,161
Simon Property Group, Inc.	814,740	163,901,246
Urban Edge Properties	761,908	19,763,893
		378,822,788
Specialized REITs — 14.4%
CubeSmart	626,538	18,551,790
Digital Realty Trust, Inc.	462,093	40,654,942
Equinix, Inc.	211,854	69,985,969
Extra Space Storage, Inc.	266,656	22,652,427
Gaming and Leisure Properties, Inc.	231,901	7,604,034
Public Storage	212,009	51,901,924
		211,351,086
TOTAL COMMON STOCKS (Cost $1,215,125,589)		1,452,617,767
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 0.50% - 1.50%, 6/15/16 - 7/31/16, valued at $8,655,334), in a joint trading account at 0.15%, dated 4/29/16, due 5/2/16 (Delivery value $8,484,748)		8,484,642
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $14,433,600), at 0.08%, dated 4/29/16, due 5/2/16 (Delivery value $14,146,094)		14,146,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,811	4,811
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,635,453)		22,635,453
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,237,761,042)		1,475,253,220
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,381,240)
TOTAL NET ASSETS — 100.0%		$1,472,871,980

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2016 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,237,761,042)	$1,475,253,220
Receivable for investments sold	9,088,409
Receivable for capital shares sold	1,475,780
Dividends and interest receivable	350,128
1,486,167,537

Liabilities
Payable for investments purchased	10,742,171
Payable for capital shares redeemed	1,191,525
Accrued management fees	1,305,544
Distribution and service fees payable	56,317
13,295,557

Net Assets	$1,472,871,980

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,190,163,182
Distributions in excess of net investment income	(8,417,455)
Undistributed net realized gain	53,634,075
Net unrealized appreciation	237,492,178
$1,472,871,980

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$922,855,394	30,387,025	$30.37
Institutional Class, $0.01 Par Value	$161,633,894	5,309,816	$30.44
A Class, $0.01 Par Value	$168,885,288	5,560,858	$30.37*
C Class, $0.01 Par Value	$16,395,345	549,071	$29.86
R Class, $0.01 Par Value	$17,673,774	584,674	$30.23
R6 Class, $0.01 Par Value	$185,428,285	6,092,887	$30.43
*Maximum offering price $32.22 (net asset value divided by 0.9425).

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$24,274,561
Interest	7,883
24,282,444

Expenses:
Management fees	7,683,133
Distribution and service fees:
A Class	213,033
C Class	82,905
R Class	39,509
Directors' fees and expenses	26,659
Other expenses	2,221
8,047,460

Net investment income (loss)	16,234,984

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	230,808,657
Change in net unrealized appreciation (depreciation) on investments	(191,487,518)

Net realized and unrealized gain (loss)	39,321,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,556,123

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2016 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets	April 30, 2016	October 31, 2015
Operations
Net investment income (loss)	$16,234,984	$22,893,558
Net realized gain (loss)	230,808,657	140,383,346
Change in net unrealized appreciation (depreciation)	(191,487,518)	(61,602,845)
Net increase (decrease) in net assets resulting from operations	55,556,123	101,674,059

Distributions to Shareholders
From net investment income:
Investor Class	(15,368,958)	(18,881,364)
Institutional Class	(2,883,311)	(5,994,221)
A Class	(2,695,769)	(2,938,676)
C Class	(217,765)	(169,883)
R Class	(220,908)	(151,917)
R6 Class	(3,265,728)	(2,301,700)
Decrease in net assets from distributions	(24,652,439)	(30,437,761)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,674,189)	(246,440,506)

Net increase (decrease) in net assets	5,229,495	(175,204,208)

Net Assets
Beginning of period	1,467,642,485	1,642,846,693
End of period	$1,472,871,980	$1,467,642,485

Distributions in excess of net investment income	$(8,417,455)	$—

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2016 (UNAUDITED)

1. Organization

American Century Capital Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Real Estate Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek high total investment return through a combination of capital appreciation and current income.

The fund offers the Investor Class, the Institutional Class, the A Class, the C Class, the R Class and the R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. The Institutional Class and R6 Class shareholders do not require the same level of shareholder and administrative services from American Century Investment Management, Inc. (ACIM) (the investment advisor) as shareholders of other classes. In addition, financial intermediaries do not receive any service, distribution or administrative fees for the R6 Class. As a result, the Institutional Class and R6 Class are charged lower unified management fees.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could

11

affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

12

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 1.00% to 1.20% for the Investor Class, A Class, C Class and R Class. The annual management fee schedule ranges from 0.80% to 1.00% for the Institutional Class and 0.65% to 0.85% for the R6 Class. The effective annual management fee for each class for the six months ended April 30, 2016 was 1.14% for the Investor Class, A Class, C Class and R Class, 0.94% for the Institutional Class and 0.79% for the R6 Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2016 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016 were $1,225,620,215 and $1,252,019,717, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2016		Year ended October 31, 2015
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	3,672,163	$108,715,774	12,303,508	$369,568,617
Issued in reinvestment of distributions	505,950	15,040,952	635,750	18,429,857
Redeemed	(4,976,777)	(146,018,304)	(17,510,664)	(525,318,867)
	(798,664)	(22,261,578)	(4,571,406)	(137,320,393)
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	1,213,911	35,870,179	3,155,595	95,323,733
Issued in reinvestment of distributions	78,088	2,326,465	182,987	5,397,113
Redeemed	(1,349,080)	(39,065,054)	(11,434,924)	(352,919,499)
	(57,081)	(868,410)	(8,096,342)	(252,198,653)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	809,398	23,830,528	2,355,656	70,464,832
Issued in reinvestment of distributions	86,799	2,580,653	98,462	2,851,154
Redeemed	(1,257,683)	(37,047,018)	(2,637,014)	(78,153,884)
	(361,486)	(10,635,837)	(182,896)	(4,837,898)
C Class/Shares Authorized	10,000,000		10,000,000
Sold	37,616	1,087,527	145,880	4,310,667
Issued in reinvestment of distributions	5,837	170,920	4,541	129,831
Redeemed	(91,266)	(2,630,993)	(154,361)	(4,514,636)
	(47,813)	(1,372,546)	(3,940)	(74,138)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	174,067	5,089,216	313,203	9,313,920
Issued in reinvestment of distributions	6,341	187,665	4,748	135,987
Redeemed	(84,984)	(2,474,586)	(134,904)	(3,967,197)
	95,424	2,802,295	183,047	5,482,710
R6 Class/Shares Authorized	50,000,000		40,000,000
Sold	863,107	25,224,223	7,671,347	225,205,102
Issued in reinvestment of distributions	109,634	3,265,728	82,066	2,301,700
Redeemed	(736,426)	(21,828,064)	(2,911,026)	(84,998,936)
	236,315	6,661,887	4,842,387	142,507,866
Net increase (decrease)	(933,305)	$(25,674,189)	(7,829,150)	$(246,440,506)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

14

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,452,617,767	—	—
Temporary Cash Investments	4,811	$22,630,642	—
	$1,452,622,578	$22,630,642	—

7. Risk Factors

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,273,057,212
Gross tax appreciation of investments	$209,634,161
Gross tax depreciation of investments	(7,438,153)
Net tax appreciation (depreciation) of investments	$202,196,008

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2015, the fund had accumulated short-term capital losses of $(127,505,007), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2017.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2016(3)	$29.69	0.33	0.85	1.18	(0.50)	$30.37	4.01%	1.14%(4)	2.24%(4)	85%	$922,855
2015	$28.69	0.42	1.13	1.55	(0.55)	$29.69	5.51%	1.14%	1.42%	140%	$925,934
2014	$24.56	0.30	4.29	4.59	(0.46)	$28.69	18.89%	1.14%	1.16%	127%	$1,025,749
2013	$23.05	0.36	1.70	2.06	(0.55)	$24.56	9.04%	1.14%	1.48%	170%	$847,977
2012(5)	$22.35	0.09	0.66	0.75	(0.05)	$23.05	3.38%	1.15%(4)	0.64%(4)	86%	$759,303
2012	$19.58	0.17	2.87	3.04	(0.27)	$22.35	15.62%	1.16%	0.83%	168%	$696,245
2011	$15.79	0.13	3.83	3.96	(0.17)	$19.58	25.19%	1.16%	0.76%	238%	$605,529
Institutional Class
2016(3)	$29.76	0.35	0.86	1.21	(0.53)	$30.44	4.11%	0.94%(4)	2.44%(4)	85%	$161,634
2015	$28.75	0.51	1.11	1.62	(0.61)	$29.76	5.70%	0.94%	1.62%	140%	$159,721
2014	$24.61	0.35	4.30	4.65	(0.51)	$28.75	19.17%	0.94%	1.36%	127%	$387,099
2013	$23.10	0.41	1.70	2.11	(0.60)	$24.61	9.23%	0.94%	1.68%	170%	$413,623
2012(5)	$22.40	0.11	0.67	0.78	(0.08)	$23.10	3.47%	0.95%(4)	0.84%(4)	86%	$324,283
2012	$19.62	0.21	2.87	3.08	(0.30)	$22.40	15.86%	0.96%	1.03%	168%	$290,557
2011	$15.81	0.17	3.84	4.01	(0.20)	$19.62	25.48%	0.96%	0.96%	238%	$297,740

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2016(3)	$29.69	0.29	0.85	1.14	(0.46)	$30.37	3.88%	1.39%(4)	1.99%(4)	85%	$168,885
2015	$28.69	0.34	1.14	1.48	(0.48)	$29.69	5.24%	1.39%	1.17%	140%	$175,833
2014	$24.55	0.24	4.30	4.54	(0.40)	$28.69	18.59%	1.39%	0.91%	127%	$175,133
2013	$23.05	0.30	1.69	1.99	(0.49)	$24.55	8.77%	1.39%	1.23%	170%	$201,660
2012(5)	$22.35	0.05	0.67	0.72	(0.02)	$23.05	3.21%	1.40%(4)	0.39%(4)	86%	$166,497
2012	$19.60	0.11	2.87	2.98	(0.23)	$22.35	15.33%	1.41%	0.58%	168%	$151,198
2011	$15.81	0.09	3.83	3.92	(0.13)	$19.60	24.92%	1.41%	0.51%	238%	$141,257
C Class
2016(3)	$29.22	0.18	0.83	1.01	(0.37)	$29.86	3.48%	2.14%(4)	1.24%(4)	85%	$16,395
2015	$28.25	0.12	1.13	1.25	(0.28)	$29.22	4.47%	2.14%	0.42%	140%	$17,439
2014	$24.18	0.04	4.23	4.27	(0.20)	$28.25	17.74%	2.14%	0.16%	127%	$16,972
2013	$22.72	0.12	1.67	1.79	(0.33)	$24.18	7.93%	2.14%	0.48%	170%	$17,057
2012(5)	$22.11	(0.05)	0.66	0.61	—	$22.72	2.76%	2.15%(4)	(0.36)%(4)	86%	$5,622
2012	$19.48	(0.02)	2.82	2.80	(0.17)	$22.11	14.44%	2.16%	(0.17)%	168%	$2,574
2011	$15.75	(0.04)	3.82	3.78	(0.05)	$19.48	24.00%	2.16%	(0.24)%	238%	$1,595

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2016(3)	$29.55	0.24	0.86	1.10	(0.42)	$30.23	3.76%	1.64%(4)	1.74%(4)	85%	$17,674
2015	$28.55	0.26	1.15	1.41	(0.41)	$29.55	4.97%	1.64%	0.92%	140%	$14,458
2014	$24.44	0.16	4.28	4.44	(0.33)	$28.55	18.30%	1.64%	0.66%	127%	$8,743
2013	$22.95	0.24	1.68	1.92	(0.43)	$24.44	8.50%	1.64%	0.98%	170%	$5,866
2012(5)	$22.27	0.02	0.66	0.68	—(6)	$22.95	3.06%	1.65%(4)	0.14%(4)	86%	$3,466
2012	$19.55	0.08	2.84	2.92	(0.20)	$22.27	15.01%	1.66%	0.33%	168%	$2,224
2011	$15.78	0.06	3.81	3.87	(0.10)	$19.55	24.60%	1.66%	0.26%	238%	$1,364
R6 Class
2016(3)	$29.75	0.38	0.85	1.23	(0.55)	$30.43	4.19%	0.79%(4)	2.59%(4)	85%	$185,428
2015	$28.74	0.49	1.17	1.66	(0.65)	$29.75	5.86%	0.79%	1.77%	140%	$174,257
2014	$24.61	0.33	4.35	4.68	(0.55)	$28.74	19.31%	0.79%	1.51%	127%	$29,151
2013(7)	$25.22	0.07	(0.53)	(0.46)	(0.15)	$24.61	(1.77)%	0.79%(4)	1.04%(4)	170%(8)	$1,377

Notes to Financial Highlights
(1) Computed using average shares outstanding throughout the period.
(2) Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3) Six months ended April 30, 2016 (unaudited).
(4) Annualized.
(5) April 1, 2012 through October 31, 2012. The fund's fiscal year end was changed from March 31 to October 31, resulting in a seven-month annual reporting period. For the years before October 31, 2012, the fund's fiscal year end was March 31.
(6) Per-share amount was less than $0.005.
(7) July 26, 2013 (commencement of sale) through October 31, 2013.
(8) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2013.

See Notes to Financial Statements.

Additional Information

Retirement Account Information
As required by law, distributions you receive from certain IRAs are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
Distributions you receive from 403(b), 457 and qualified plans are subject to special tax and withholding rules. Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution. If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies
A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on the "About Us" page of American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Capital Portfolios, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2016 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-89219 1606

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 28, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 28, 2016